-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                                   Rochester
                                 Fund Municipals

                         [graphic: New York State map]


                                                  [logo] OppenheimerFunds(R)
                                                         THE RIGHT WAY TO INVEST

[logo: Rochester Fund Municipals]


Report highlights
--------------------------------------------------------------------------------

o In managing Rochester Fund Municipals, we concentrated on the same investment strategies that have proven successful in the past. Our "scavenger hunts" continue to unearth opportunities in areas where other municipal managers typically do not venture. To help reduce volatility we include both premium bonds and mandatory sinking fund issues that shorten effective maturity.
o We focused on higher quality bonds, because we feel the current market doesn't compensate investors for the higher risks associated with lower rated bonds.
o Our continued search for smaller new issues helps provide the Fund with higher income and total return potential than ordinary New York State issues.
o These strategies and more enabled the Fund to increase dividend payouts beginning with the May 25, 1999, dividend. For more details, be sure to read "An Interview with your Fund's Managers," beginning on page 4.
o Despite recent interest rate volatility, Rochester Fund Municipals continued to exhibit strong performance against its peers. In fact, Rochester Fund Municipals Class A is the #1 performing New York State Municipal Debt Fund as ranked by Lipper Analytical Services, Inc. for the 10-year period ended 6/30/99.(1) These rankings included 31 funds for the 10-year period. Within the same category, the Fund's Class A shares also ranked seventh out of 96 funds for the 1-year period and third out of 61 funds for the 5-year period.

1. Source: Lipper Analytical Services, Inc., an independent mutual fund monitoring service. Rochester Fund Municipals is categorized by Lipper as a New York State Municipal Debt Fund. Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. Sales charges, if included, would affect results. Past performance is not predictive of future results.


         Contents

  2   President's Letter

  3   Performance
      Update and
      Portfolio Review

  4   An Interview
      with your Fund's
      Managers

  6   Statement of
      Investments

 32   Statement of
      Assets and Liabilities

 33   Statement of
      Operations and
      Statements of
      Changes in
      Net Assets


 34   Financial Highlights

 37   Notes to Financial Statements

 42   Officers and Trustees

      Information and Services
      (see back cover)

Dear shareholder,
--------------------------------------------------------------------------------

[photo: Bridget A. Macaskill]
Bridget A. Macaskill
President
Rochester Fund Municipals

According to popular belief, the last six months have been particularly favorable for the financial markets.
    The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)
    Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.
    Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.
    You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.
    Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill
------------------------
Bridget A. Macaskill                              July 22, 1999

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


2 Rochester Fund Municipals

Performance update
--------------------------------------------------------------------------------
The widely publicized hike in interest rates effected by the Federal
Reserve Board's decision on the last day of this semiannual report period impacted all fixed income investments, including Rochester Fund Municipals. This adverse environment notwithstanding, Class A shares of the Fund posted a modest loss of 0.88% in cumulative return, without sales charges, through the six-month period ended June 30, 1999--thanks in no small part to the risk diversification we seek by including nearly 1,100 issues from around New York State.(1)

          -------------------------------------------------------
                                Total Returns(2)
          -------------------------------------------------------
                         For the periods ended 6/30/99
                                 Cumulative       Average Annual
                               NAV       MOP       NAV      MOP
          A Shares
          1-Year               2.29%    -2.56%    2.29%    -2.56%
          3-Year              23.23%    17.38%    7.21%     5.49%
          5-Year              41.49%    34.76%    7.19%     6.15%
          10-Year            114.27%   104.11%    7.92%     7.40%
          Life (5/15/86)     176.77%   163.63%    8.07%     7.67%

          B Shares
          1-Year               1.47%    -3.37%    1.47%    -3.37%
          Life (3/17/97)      13.41%    10.41%    5.66%     4.43%

          C Shares
          1-Year               1.38%     0.41%    1.38%     0.41%
          Life (3/17/97)      13.36%    13.36%    5.64%     5.64%

Rochester Fund Municipals Class A
The value of $10,000 invested since inception
(May 15, 1986), without sales charges, and the Lipper New York Municipal Debt Index.

[mountain chart]

Date                           Rochester Fund      Lipper New York Muncipal
                                 Municipals               Debt Index
May-86                             10032                    10000
Jun-86                             10050                     9903
Aug-86                             10176                    10426
Nov-86                             10446                    10814
Feb-87                             10622                    11162
May-87                             10319                    10247
Jun-87                             10510                    10459
Aug-87                             10688                    10623
Nov-87                             10858                    10368
Feb-88                             11328                    11100
May-88                             11510                    10953
Jun-88                             11650                    11122
Aug-88                             11850                    11237
Nov-88                             12226                    11599
Feb-89                             12487                    11838
May-89                             12825                    12357
Jun-89                             12912                    12521
Aug-89                             13071                    12530
Nov-89                             13372                    12768
Feb-90                             13629                    12843
May-90                             13859                    12981
Jun-90                             13986                    13138
Aug-90                             14116                    13111
Nov-90                             14423                    13481
Feb-91                             14709                    13784
May-91                             15217                    14175
Jun-91                             15281                    14165
Aug-91                             15707                    14642
Nov-91                             16083                    15047
Feb-92                             16365                    15325
May-92                             16873                    15790
Jun-92                             17238                    16119
Aug-92                             17654                    16463
Nov-92                             17969                    16644
Feb-93                             19134                    17737
May-93                             19391                    17873
Jun-93                             19840                    16173
Aug-93                             20362                    18568
Nov-93                             20402                    18610
Feb-94                             20504                    18722
May-94                             19669                    18075
Jun-94                             19561                    17954
Aug-94                             20048                    18328
Nov-94                             18471                    17125
Feb-95                             20307                    18665
May-95                             21294                    19495
Jun-95                             21198                    19273
Aug-95                             21514                    19572
Nov-95                             22339                    20404
Feb-96                             22528                    20515
May-96                             22231                    20087
Jun-96                             22439                    20298
Aug-96                             22713                    20445
Nov-96                             23711                    21354
Feb-97                             24037                    21443
May-97                             24343                    21668
Jun-97                             24644                    21889
Aug-97                             25180                    22300
Nov-97                             25824                    22818
Feb-98                             26531                    23419
May-98                             26874                    23665
Jun-98                             27033                    23770
Aug-98                             27496                    24210
Nov-98                             27869                    24499
Feb-99                             28099                    24671
May-99                             28092                    24537
Jun-99                             27678                    24116


Results of a hypothetical $10,000 investment in Class A Shares on May 15, 1986. The Lipper New York Municipal Debt Fund Index, beginning April 30, 1986, is an arithmetic average of all funds, including reinvested dividends, that limit assets to those securities which are exempt from New York State and New York City taxes. The Index cannot be purchased directly by investors.


1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price, and calculations for Class A returns at MOP include the maximum initial sales charge of 4.75%. Class B returns at MOP include the applicable contingent deferred sales charge of 5% (1-year) and 3% (life-of-class). Class C returns at MOP for the 1-year period include the contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's Prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.



Portfolio review(3)
--------------------------------------------------------------------------------
Rochester Fund Municipals is for investors looking for income that's exempt from federal, New York State and New York City personal income taxes.

What we look for
o Issues that provide high triple tax-free income.
o Value-oriented issues with price appreciation potential.
o A diversity of issues across the state.
o Municipal regions with improving credit quality.

          -----------------------------
                      Yields
          -----------------------------
                  As of 6/30/99
          Dividend Yield   Standardized
           NAV       MOP      Yield

Class A   5.74%     5.47%     4.64%

Class B   4.94%     4.94%     4.00%

Class C   4.95%     4.95%     4.01%


Dividend yield at MOP (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/99) are annualized and divided by period-end offering price. Dividend yield at NAV does not include sales charges. Falling share prices may artificially increase yields.

Credit Allocation
[pie chart]
AAA        26.3%
AA         10.1%
A          27.3%
BBB        19.4%
BB          1.5%
B           0.7%
Not Rated  14.7%


Top 5 Sectors
---------------------------
Hospital/Healthcare   17.6%
---------------------------
Electric Utilities    12.3%
---------------------------
General Obligation    10.7%
---------------------------
Multifamily Housing    8.6%
---------------------------
Resource Recovery      6.8%
---------------------------

3. Portfolio data are as of 6/30/99, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by a rating organization other than Standard & Poor's Ratings Group are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. See page 31 for further explanation.

3   Rochester Fund Municipals

An interview with your Fund's managers
--------------------------------------------------------------------------------

[sidebar]
By maintaining a disciplined investment
approach...we try to provide above
average yield and total return on behalf of our shareholders.


[photo]
Portfolio Management Team (l to r)

Anthony A. Tanner, CFA
Vice President and Portfolio Manager, Rochester Division
Joined the Rochester Funds Investment Team in June, 1991

Ronald H. Fielding, CFA
Senior Vice President, Portfolio Manager and Chief Strategist, Rochester
Division
Founded the Rochester Funds Investment Team in May, 1983

Daniel G. Loughran, CFA
Vice President and Senior Research Analyst, Rochester Division
Joined the Rochester Funds Investment Team in October, 1994


How would you describe the past six-month period ending June 30, 1999?
The big news in the first half of 1999 was the increase in the dividend payout. Class A shareholders received an increase, from 8.5 cents to 8.7 cents per share, per month, effective in May. (All share classes experienced proportional increases. See your statement for details.)
    Interest rates rose during the first half of 1999, which caused bond prices in general to fall. Municipal bonds showed less volatility than taxable bonds, and Rochester Fund Municipals was less volatile than many of its New York competitors. Thus, while the total return of the Fund's Class A shares was -0.88% for the six months ended June 30, 1999, the average New York State municipal debt fund was -1.80% for this 6-month period, as measured by Lipper Analytical Services.(1)

Describe the condition of the New York State municipal bond market during this period.
New York State municipal bonds were less volatile than other fixed income securities, including Treasury issues, during this period. With the yield on long municipal issues at approximately 90% of comparable Treasuries, before consideration of the exemption from federal income tax, municipal bonds continued to be attractive for buyers.
    The first half of 1999 has produced fewer new large municipal bond issues than the same period in 1998. Fortunately, new issuance of municipal bonds that are smaller in size, and the increased availability of bonds in the secondary market, have provided a more than adequate supply of bonds for effective portfolio management.
    Actually, we prefer smaller municipal bond offerings. Close analysis of small offerings is a strategy that we've used for many years to find value for the portfolio.
    And, with total net assets of Rochester Fund Municipals over $4.5 billion, and our sister fund Limited Term New York Municipal Fund over $1.3 billion, we usually get "first call" on many of the small issues in New York State.
    In large part, our strategy hinges on the ability of our in-house research staff to analyze the issues. Accordingly, we have increased our staff of credit analysts during this period, bringing our total professional staff to six. James Bragg, MBA, and Chris Weiler, MBA, now bring additional expertise to analyze and monitor portfolio holdings. Rochester Fund Municipals already owns over 1,100 individual bond issues from over 200 different issuers, and our expanded staff will help to maintain the quality of the portfolio going forward.

What are the advantages of smaller bond issues?
We add select, small bond issues to the portfolio to provide high yield at good value. Our traditional bottom-up approach to municipal bond investing helps us to identify bonds with favorable credit characteristics that may not be reflected by an institutional credit rating. Moreover, many small issuers may elect not to spend the money to obtain a credit rating. In either case, careful research is the only feasible way to assess bond value. Our research enables us to evaluate bonds, looking beyond credit ratings, in a manner that most retail investors would not be able to do themselves.


4   Rochester Fund Municipals

[photo]
Portfolio Management Team (l to r)

Christopher D. Weiler
Credit Analyst, Rochester Division
Joined the Rochester Funds Investment Team in January, 1999

Richard A. Stein, CFA
Vice President-Credit Analysis, Rochester Division
Joined the Rochester Funds Investment Team in May, 1993

James E. Bragg
Credit Analyst, Rochester Division
Joined the Rochester Funds Investment Team in June, 1999


    For example we used these methods to acquire all of a $1,465,000 Cattaraugus County Industrial Development Agency issue, currently in the portfolio.(2) These bonds, originally set to mature in twenty years, were purchased at par with a 5.45% coupon. They were rated BBB, but we determined that a special provision of the bonds reduced their average life to sixteen years. As a result, the 5.45% coupon represented 25 basis points of extra yield over similarly rated, large issues of like duration issued at that time.
    Now here's the kicker: Rochester Fund Municipals was one of three funds bidding to purchase these bonds. But upon learning that the bonds would be sold in equal shares to each of the three bidders, thus representing less than $500,000 in each share, the two other funds dropped out--leaving all of the bonds for the Rochester Fund Municipals portfolio. Result: Our shareholders currently earn the income premium generated by this issue--which other funds viewed as too small an offering to merit their attention.

How does the Fund's yield compare to other asset classes, like stocks? Considering the very low current rate of inflation, the Fund's current yields are attractive. Real interest rates, adjusted for inflation, are currently at very high levels. And any stock investor knows that companies with a Price/Earnings ratio of 25 are not uncommon in the U.S. stock market; but that means that investors stand to earn 1/25 of each dollar invested, or about 4%, by owning stock in those companies. This 4% represents an "earnings yield," or the relationship of a company's earnings per share to its current stock price. Generally most of this earnings yield is retained by the company for reinvestment, while the smaller portion is paid out as a dividend which is fully taxable to the recipient, reducing its after-tax value by up to 40%.
    As of June 30, 1999, Rochester Fund Municipals' Class A dividend yield was 5.47% (30-day standardized yield of 4.64%).(3) For New York State investors, this yield is exempt from federal, New York State and, if applicable, New York City personal income taxes. Net cash dividends from stocks, or interest from bank accounts or corporate bonds, are significantly reduced by these taxes.
    The tax-free characteristic of municipal bond income is particularly important when comparing different types of investments.(4) Consider whether your taxable income investments leave you with as much after taxes as you could be earning tax-free. Remember every dollar that you earn tax-free from Rochester Fund Municipals is yours, to keep or spend as you wish.

What effect will the Federal Reserve Board's June 30 interest rate hike have on the Fund?
On June 30 the Federal Reserve raised the target on "Fed Funds" (the overnight borrowing rate between banks) by 0.25%. This increase was widely anticipated. In fact, bond yields generally moved lower after this announcement, and the Fund's net asset value rose 5 cents per share on June 30.
    We concur with the Federal Reserve's view that the U.S. economy is very strong, and that they must remain vigilant for signs of inflation. While the current federal government surplus is helpful in this regard (by lowering borrowing requirements) we believe that moderately higher short-term interest rates can help keep inflation in check and our economic expansion continuing.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. See the Statement of Investments for a complete listing of the Fund's holdings as of 6/30/99.
3. Dividend yield is based on an annualization of the prior monthly distribution and the maximum offering price on 6/30/99. Standardized yield is based on net investment income for the 30-day period ended 6/30/99. Falling net asset values will tend to artificially raise yields.
4. Capital gains distributions are taxable. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax. A portion of the Fund's distributions may be subject to tax.

5     Rochester Fund Municipals


-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes--103.1%
-----------------------------------------------------------------------------------------------------------------------------
    New York--94.4%
  $    185,000   Albany County IDA (Upper Hudson Library)                    8.750%          05/01/2007        $      187,189
       955,000   Albany County IDA (Upper Hudson Library)                    8.750           05/01/2022             1,001,251
       409,335   Albany Hsg. Authority                                       0.000           10/01/2012(p)            121,896
       620,000   Albany Hsg. Authority (Lark Drive)                          5.500           12/01/2028               603,241
     1,270,000   Albany IDA (Albany Medical Center)                          6.000           05/01/2019             1,264,044
     1,460,000   Albany IDA (Albany Medical Center)                          6.000           05/01/2029             1,441,881
     2,275,000   Albany IDA (Albany Medical Center)                          8.250           08/01/2004             2,405,357
       400,000   Albany IDA (Albany Municipal Golf Course Clubhouse)         7.500           05/01/2012               429,192
     1,000,000   Albany IDA (Albany Rehab.)                                  8.375           06/01/2023             1,074,510
     1,715,000   Albany IDA (MARA Mansion Rehab.)                            6.500           02/01/2023             1,762,008
     1,395,000   Albany IDA (Port of Albany)                                 7.250           02/01/2024             1,485,661
     1,135,000   Albany IDA (Sage Colleges)                                  5.250           04/01/2019             1,086,093
     1,760,000   Albany IDA (Sage Colleges)                                  5.300           04/01/2029             1,666,509
     1,770,000   Albany Parking Authority                                    0.000           11/01/2017               642,917
    10,070,000   Allegany County IDA (Alfred University)                     7.500           09/01/2011            10,938,739
     2,170,000   Allegany County IDA (Cuba Memorial Hospital)                6.500           11/01/2009             2,118,723
     4,230,000   Allegany County IDA (Cuba Memorial Hospital)                7.250           11/01/2019             4,089,945
     4,200,000   Allegany County IDA (Houghton College)                      5.250           01/15/2024             3,938,634
     2,190,000   Amherst IDA (Amherst Rink)                                  5.650           10/01/2022             2,179,970
       920,000   Amherst IDA (Asbury Pointe)                                 5.800           02/01/2015               879,787
     3,000,000   Amherst IDA (Asbury Pointe)                                 6.000           02/01/2029             2,883,630
     1,010,000   Babylon IDA (JFB & Sons Lithographers)                      7.625           12/01/2006             1,043,118
     2,570,000   Babylon IDA (JFB & Sons Lithographers)                      8.625           12/01/2016             2,688,477


     1,330,000   Babylon IDA (WWH Ambulance)                                 7.375           09/15/2008             1,435,416
       515,000   Batavia Hsg. Authority (Washington Towers)                  6.500           01/01/2023               535,173
       800,000   Battery Park City Authority                                 5.750           06/01/2023               804,000
     1,050,000   Battery Park City Authority                                 5.800           11/01/2022             1,078,707
       700,000   Battery Park City Authority                                10.000           06/01/2023               722,575
     1,435,000   Bayshore HDC                                                7.500           02/01/2023             1,525,764
       325,000   Beacon IDA (Craig House)                                    9.000           07/01/2011               325,838
     1,000,000   Bethany Retirement Home                                     7.450           02/01/2024             1,128,420
     1,065,000   Blauvelt Volunteer Fire Company                             6.250           10/15/2017             1,056,171
        35,000   Bleeker Terrace HDC                                         8.100           07/01/2001                35,328
        45,000   Bleeker Terrace HDC                                         8.350           07/01/2004                45,476
       900,000   Bleeker Terrace HDC                                         8.750           07/01/2007               911,277
     6,965,000   Brookhaven IDA (Dowling College)                            6.750           03/01/2023             7,348,980
       780,000   Brookhaven IDA (Farber) (a)                                 6.000(v)        12/01/2002               780,000
       490,000   Brookhaven IDA (Farber) (a)                                 6.000(v)        12/01/2004               490,000
       475,000   Brookhaven IDA (Interdisciplinary School)                   8.500           12/01/2004               508,440
     3,220,000   Brookhaven IDA (Interdisciplinary School)                   9.500           12/01/2019             3,565,731
       500,000   Broome County IDA (Binghamton Simulator)                    8.250           01/01/2002               506,275
       190,000   Broome County IDA (Industrial Park)                         7.550           12/01/2000               190,405
       195,000   Broome County IDA (Industrial Park)                         7.600           12/01/2001               195,470
       600,000   Capital District Youth Center                               6.000           02/01/2017               618,252
       500,000   Carnegie Redevelopment Corp. (a)                            7.000           09/01/2021               535,160
     6,250,000   Castle Rest Residential Health Care Facility                5.750           08/01/2037             6,357,312
     1,830,000   Cattaraugus County IDA (Cherry Creek)                       9.800           09/01/2010             1,956,892
     4,360,000   Cattaraugus County IDA (Olean General Hospital)             5.250           08/01/2023             4,118,064
     1,465,000   Cattaraugus County IDA (St. Bonaventure University)         5.450           09/15/2019             1,422,954

6   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
$    8,075,000   Cattaraugus County IDA (St. Bonaventure University)         8.300%          12/01/2010(p)     $    8,728,590
     8,615,000   Cayuga County COP (Auburn Memorial Hospital)                6.000           01/01/2021             8,878,619
     2,900,000   Chautauqua County IDA (Jamestown Devel. Corp.)              5.250           08/01/2028             2,756,943
     1,700,000   Chautauqua County IDA (Jamestown Devel. Corp.)              7.125           11/01/2008             1,667,071
     3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)              7.125           11/01/2018             3,296,273
    10,000,000   Chemung County IDA (St. Joseph's Hospital)                  6.000           01/01/2013             9,881,700
    10,380,000   Chemung County IDA (St. Joseph's Hospital)                  6.350           01/01/2013            10,361,316
     4,910,000   Chemung County IDA (St. Joseph's Hospital)                  6.500           01/01/2019             4,910,000
     1,000,000   Clifton Park Water Authority                                5.000           10/01/2029               931,480
     2,265,000   Clifton Springs Hospital & Clinic                           8.000           01/01/2020             2,454,127
        35,000   Cohoes GO                                                   6.200           03/15/2012                34,573
        25,000   Cohoes GO                                                   6.200           03/15/2013                24,590
        25,000   Cohoes GO                                                   6.250           03/15/2014                24,573
        25,000   Cohoes GO                                                   6.250           03/15/2015                24,556
        25,000   Cohoes GO                                                   6.250           03/15/2016                24,403
       530,000   Columbia County IDA (ARC)                                   7.750           06/01/2005               567,280
     2,650,000   Columbia County IDA (ARC)                                   8.650           06/01/2018             2,936,200
       605,000   Columbia County IDA (Berkshire Farms)                       6.900           12/15/2004               636,575
     1,855,000   Columbia County IDA (Berkshire Farms)                       7.500           12/15/2014             2,012,694
        30,000   Cortland County IDA (Paul Bunyon Products)                  8.000           07/01/2000                30,359
     3,500,000   Dutchess County IDA (Bard College)                          7.000           11/01/2017             3,804,290
     2,420,000   Dutchess County Res Rec (Solid Waste) (w)                   5.150           01/01/2010             2,403,157
     1,700,000   Dutchess County Res Rec (Solid Waste) (w)                   5.400           01/01/2013             1,694,237
     1,000,000   Dutchess County Res Rec (Solid Waste) (w)                   5.450           01/01/2014               994,670
     1,700,000   Dutchess County Res Rec (Solid Waste)                       6.800           01/01/2010             1,859,426


     1,805,000   Dutchess County Res Rec (Solid Waste)                       7.000           01/01/2010             1,985,879
     1,540,000   Dutchess County Water & Wastewater Authority                0.000           06/01/2025               348,394
     1,540,000   Dutchess County Water & Wastewater Authority                0.000           06/01/2026               327,774
     1,000,000   Dutchess County Water & Wastewater Authority                0.000           06/01/2027               200,790
     3,000,000   Dutchess County Water & Wastewater Authority                5.375           06/01/2019             2,938,830
     2,000,000   East Rochester Hsg. Authority (Linden Knoll)                5.350           02/01/2038             1,974,160
     3,125,000   East Rochester Hsg. Authority (St. John's Meadows)          5.250           08/01/2038             2,995,000
     3,250,000   East Rochester Hsg. Authority (St. John's Meadows)          5.675           08/01/2022             3,342,820
     4,250,000   East Rochester Hsg. Authority (St. John's Meadows)          5.700           08/01/2027             4,376,267
     1,885,000   East Rochester Hsg. Authority (St. John's Meadows)          5.750           08/01/2037             1,948,279
     4,095,000   East Rochester Hsg. Authority (St. John's Meadows)          5.950           08/01/2027             4,155,196
        25,000   Elmira HDC                                                  7.500           08/01/2007                25,647
     3,425,000   Erie County IDA (Affordable Hospitality) (a)(b)             9.250           12/01/2015             3,202,375
     1,275,000   Erie County IDA (Air Cargo)                                 8.250           10/01/2007             1,313,390
     2,380,000   Erie County IDA (Air Cargo)                                 8.500           10/01/2015             2,506,616
    35,000,000   Erie County IDA (Canfibre Lackawanna)                       9.050           12/01/2025            36,862,000
     2,050,000   Erie County IDA (Episcopal Church Home)                     6.000           02/01/2028             2,011,419
     3,230,000   Erie County IDA (Medaille College)                          8.000           12/30/2022             3,480,939
     2,655,000   Erie County IDA (Mercy Hospital)                            6.250           06/01/2010             2,658,717
     1,850,000   Essex County IDA (International Paper Co.)                  5.500           08/15/2022             1,781,272
     5,720,000   Franklin County IDA (Adirondack Medical Center)             5.500           12/01/2029             5,583,578
     4,245,000   Franklin County SWMA                                        6.250           06/01/2015             4,323,363
       620,000   Geneva IDA (Finger Lakes Cerebral Palsy)                    8.250           11/01/2004               660,387
     1,000,000   Geneva IDA (Finger Lakes Cerebral Palsy)                    8.500           11/01/2016             1,067,350
       925,000   Glen Cove IDA (SLCD)                                        6.875           07/01/2008               933,815
     3,775,000   Glen Cove IDA (SLCD)                                        7.375           07/01/2023             3,749,745

7   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $ 15,500,000   Glen Cove IDA (The Regency at Glen Cove)                    0.000%          10/15/2019(p)     $    4,665,810
     2,375,000   Grand Central BID (Grand Central District Management)       5.250           01/01/2022             2,276,722
     2,030,000   Groton Community Health Care Center                         7.450           07/15/2021             2,272,220
       755,000   Hamilton EHC (Hamilton Apartments)                         11.250           01/01/2015               787,639
     5,210,000   Hempstead IDA (Franklin Hospital Medical Center)            5.750           11/01/2008             5,099,600
     9,375,000   Hempstead IDA (Franklin Hospital Medical Center)            6.375           11/01/2018             9,071,906
     6,355,000   Hempstead IDA (South Shore Y JCC)                           6.750           11/01/2024             6,229,870
     1,015,000   Herkimer County IDA (Burrows Paper)                         7.250           01/01/2001             1,028,723
    14,440,000   Herkimer County IDA (Burrows Paper)                         8.000           01/01/2009            15,430,151
        60,000   Hsg. NY Corp.                                               5.500           11/01/2020                60,860
     6,595,000   Hsg. NY Corp.                                               5.500           11/01/2020             6,671,766
       990,000   Hudson IDA (Have, Inc.)                                     8.125           12/01/2017             1,039,797
     1,300,000   Hudson IDA (Wittcomm, Inc.)                                 7.125           11/01/2009             1,267,760
     1,000,000   Huntington Hsg. Authority (GJSR)                            6.000           05/01/2029               980,850
     2,500,000   Huntington Hsg. Authority (GJSR)                            6.000           05/01/2039             2,435,900
       950,000   Islip IDA (Leeway School)                                   9.000           08/01/2021             1,014,856
        50,000   Islip IDA (WJL Realty)                                      7.800           03/01/2003                51,346
       100,000   Islip IDA (WJL Realty)                                      7.850           03/01/2004               102,693
       100,000   Islip IDA (WJL Realty)                                      7.900           03/01/2005               102,700
       500,000   Islip IDA (WJL Realty)                                      7.950           03/01/2010               515,825
     2,000,000   Islip Res Rec                                               6.500           07/01/2009             2,218,880
    28,410,000   L.I. Power Authority                                        5.125           12/01/2022            27,213,655
    20,600,000   L.I. Power Authority                                        5.250           12/01/2026            19,663,936
   107,800,000   L.I. Power Authority                                        5.500           12/01/2029           106,616,356
    21,000,000   L.I. Power Authority RITES (a)                              8.546(f)        12/01/2022            17,355,240


     5,905,000   L.I. Power Authority RITES (a)                              8.555(f)        12/01/2022             4,880,128
    12,500,000   L.I. Power Authority RITES (a)                              9.055(f)        12/01/2026            10,910,500
     3,725,000   L.I. Power Authority RITES (a)                              9.113(f)        12/01/2026             3,251,329
     2,650,000   Lockport HDC                                                6.000           10/01/2018             2,736,787
       100,000   Lowville GO                                                 7.200           09/15/2005               112,123
        75,000   Lowville GO                                                 7.200           09/15/2007                85,615
       100,000   Lowville GO                                                 7.200           09/15/2012               118,652
       100,000   Lowville GO                                                 7.200           09/15/2013               118,833
       100,000   Lowville GO                                                 7.200           09/15/2014               118,660
     5,350,000   Lyons Community Health Initiatives Corp.                    6.800           09/01/2024             5,762,110
     4,610,000   Macleay Hsg. Corp. (Larchmont Woods)                        8.500           01/01/2031             4,855,436
     1,805,000   Madison County IDA (Oneida Healthcare Center)               6.100           07/01/2014             1,809,567
     2,480,000   Mechanicsville HDC                                          6.900           08/01/2022             2,559,757
       200,000   Middleton IDA (Flanagan Design & Display)                   7.000           11/01/2006               196,486
       690,000   Middleton IDA (Flanagan Design & Display)                   7.500           11/01/2018               669,997
       905,000   Middleton IDA (Fleurchem)                                   8.000           12/01/2016               978,296
     3,955,000   Middletown IDA (Southwinds Retirement Home)                 6.375           03/01/2018             3,964,571
     3,740,000   Middletown IDA (Southwinds Retirement Home)                 8.375           03/01/2018             4,292,473
       660,000   Middletown IDA (YMCA)                                       6.250           11/01/2009               642,919
     1,255,000   Middletown IDA (YMCA)                                       7.000           11/01/2019             1,209,167
        75,000   Monroe County Airport Authority (GRIA)                      7.250           01/01/2019                77,666
       430,000   Monroe County COP                                           8.050           01/01/2011               440,002
     4,260,000   Monroe County IDA (Al Sigl Center)                          6.600           12/15/2017             4,426,396
     1,590,000   Monroe County IDA (Al Sigl Center)                          7.250           12/15/2015             1,708,773
     3,080,000   Monroe County IDA (Brazill Merk)                            7.900           12/15/2014             3,199,689
       900,000   Monroe County IDA (Canal Ponds)                             7.000           06/15/2013               966,906


8   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $     10,000   Monroe County IDA (Cohber)                                  7.550%          12/01/2001        $       10,163
        10,000   Monroe County IDA (Cohber)                                  7.650           12/01/2002                10,208
        10,000   Monroe County IDA (Cohber)                                  7.700           12/01/2003                10,212
       170,000   Monroe County IDA (Cohber)                                  7.850           12/01/2009               174,124
     1,265,000   Monroe County IDA (Collegiate Hsg. Foundation - RIT)        5.375           04/01/2029             1,208,037
     2,127,565   Monroe County IDA (Cottrone Devel.)                         9.500           12/01/2010             2,252,390
       950,000   Monroe County IDA (Dayton Rogers Manufacturing)             6.100           12/01/2009               949,829
     5,750,000   Monroe County IDA (DePaul CF)                               5.950           08/01/2028             5,502,635
       880,000   Monroe County IDA (DePaul CF)                               6.450           02/01/2014               945,921
     1,285,000   Monroe County IDA (DePaul CF)                               6.500           02/01/2024             1,385,924
     4,485,000   Monroe County IDA (DePaul Properties)                       6.150           09/01/2021             4,488,319
       335,000   Monroe County IDA (DePaul Properties)                       8.300           09/01/2002               368,935
     4,605,000   Monroe County IDA (DePaul Properties)                       8.800           09/01/2021             5,118,181
    14,565,000   Monroe County IDA (Genesee Hospital)                        7.000           11/01/2018            14,928,251
     1,000,000   Monroe County IDA (Jewish Home)                             6.875           04/01/2017             1,029,040
     4,945,000   Monroe County IDA (Jewish Home)                             6.875           04/01/2027             5,053,790
       600,000   Monroe County IDA (Machine Tool Research)                   7.750           12/01/2006               612,330
       600,000   Monroe County IDA (Machine Tool Research)                   8.000           12/01/2011               609,168
       300,000   Monroe County IDA (Machine Tool Research)                   8.500           12/01/2013               309,189
     1,425,000   Monroe County IDA (Melles Groit)                            9.500           12/01/2009             1,447,672
     1,926,000   Monroe County IDA (Morrell/Morrell)                         7.000           12/01/2007             1,979,408
       500,000   Monroe County IDA (Nazareth College)                        5.250           04/01/2023               488,350
     4,330,000   Monroe County IDA (Piano Works)                             7.625           11/01/2016             4,657,175
     2,625,000   Monroe County IDA (Roberts Wesleyan College)                6.700           09/01/2011             2,672,302
     3,075,000   Monroe County IDA (St. John Fisher College)                 5.375           06/01/2024             2,960,518


     1,310,000   Monroe County IDA (St. Joseph's Parking Garage)             7.000           11/01/2008             1,286,485
     4,345,000   Monroe County IDA (St. Joseph's Parking Garage)             7.500           11/01/2022             4,250,062
       915,000   Monroe County IDA (Volunteers of America)                   5.700           08/01/2018               885,510
     2,710,000   Monroe County IDA (Volunteers of America)                   5.750           08/01/2028             2,600,272
       465,000   Monroe County IDA (West End Business)                       6.750           12/01/2004               482,814
       110,000   Monroe County IDA (West End Business)                       6.750           12/01/2004               114,214
        65,000   Monroe County IDA (West End Business)                       6.750           12/01/2004                67,490
     1,375,000   Monroe County IDA (West End Business)                       8.000           12/01/2014             1,483,446
       345,000   Monroe County IDA (West End Business)                       8.000           12/01/2014               372,210
       170,000   Monroe County IDA (West End Business)                       8.000           12/01/2014               183,408
       515,000   Monroe County IDA (West End Business)                       8.000           12/01/2014               555,618
       280,000   Monroe HDC (Multifamily Hsg.)                               7.000           08/01/2021               287,902
     5,860,000   Montgomery County IDA (ASMF) (a)(b)                         7.250           01/15/2019             4,102,000
       970,000   Montgomery County IDA (New Dimensions in Living)            8.900           05/01/2016             1,027,812
     1,495,000   Mt. Vernon IDA (Meadowview)                                 6.150           06/01/2019             1,498,663
     1,500,000   Mt. Vernon IDA (Meadowview)                                 6.200           06/01/2029             1,503,660
     3,800,000   MTA Dedicated Tax Fund RITES (a)                            8.144(f)        04/01/2023             2,941,960
    10,000,000   MTA IVRC (a)                                                7.206(f)        06/15/2029            10,575,000
     3,125,000   MTA RITES (a)                                               7.144(f)        07/01/2026             1,822,375
     1,000,000   MTA Service Contract, Series 8                              5.375           07/01/2021               972,350
     1,000,000   MTA Service Contract, Series R                              5.500           07/01/2012             1,007,800
     1,270,000   MTA Service Contract, Series R                              5.500           07/01/2012             1,279,906
       815,000   MTA Service Contract, Series R                              5.500           07/01/2013               818,676
     2,500,000   MTA Service Contract, Series R                              5.500           07/01/2014             2,505,100
     3,320,000   MTA Service Contract, Series R                              5.500           07/01/2017             3,306,853
     4,360,000   MTA Service Contract, Series R                              5.500           07/01/2017             4,342,734

9   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  9,400,000   MTA YCR (a)                                                 7.104%(f)       07/01/2013        $    9,599,092
     3,000,000   MTA YCR (a)                                                 7.104(f)        07/01/2022             3,009,000
     8,330,000   MTA, Series A                                               5.250           07/01/2028             8,070,854
     5,000,000   MTA, Series C1                                              5.375           07/01/2027             4,935,850
     9,690,000   MTA, Series C1                                              5.500           07/01/2022             9,596,395
    13,480,000   MTA, Series C1                                              5.625           07/01/2027            13,531,089
        50,000   MTA, Series J                                               5.500           07/01/2022                50,089
       802,824   Municipal Assistance Corp. for Troy, NY                     0.000           07/15/2021               240,566
     1,218,573   Municipal Assistance Corp. for Troy, NY                     0.000           01/15/2022               355,068
     2,725,000   Nassau County IDA (ACLDD)                                   8.125           10/01/2022             2,942,046
     2,290,000   Nassau County IDA (NSCFGA)                                  6.750           05/01/2024             2,249,513
       275,000   Nassau County IDA (RJS Scientific)                          8.050           12/01/2005               296,348
     2,700,000   Nassau County IDA (RJS Scientific)                          9.050           12/01/2025             3,042,333
     2,850,000   Nassau County IDA (Sharp International)                     7.375           12/01/2007             2,969,557
     1,810,000   Nassau County IDA (Sharp International)                     7.375           12/01/2007             1,885,929
     2,610,000   Nassau County IDA (Sharp International)                     7.875           12/01/2012             2,705,552
     1,650,000   Nassau County IDA (Sharp International)                     7.875           12/01/2012             1,716,528
     3,900,000   Nassau IDA (New York Institute of Technology)               6.150           03/01/2029             3,749,226
        20,000   New Hartford HDC (Village Point)                            7.375           01/01/2024                21,076
     1,495,000   New Hartford Sunset Wood Project                            5.950           08/01/2027             1,565,325
    13,010,000   New Rochelle IDA (College of New Rochelle)                  5.250           07/01/2027            12,221,594
     3,000,000   New Rochelle IDA (College of New Rochelle)                  6.750           07/01/2022             3,258,240
     4,950,000   Newark-Wayne Community Hospital                             5.875           01/15/2033             5,033,952
     2,350,000   Newark-Wayne Community Hospital                             7.600           09/01/2015             2,494,713
       185,000   Newburgh GO                                                 7.100           09/15/2007               211,022


       185,000   Newburgh GO                                                 7.100           09/15/2008               211,022
       180,000   Newburgh GO                                                 7.150           09/15/2009               205,699
       150,000   Newburgh GO                                                 7.150           09/15/2010               171,415
       155,000   Newburgh GO                                                 7.200           09/15/2011               177,455
       155,000   Newburgh GO                                                 7.200           09/15/2012               177,455
       160,000   Newburgh GO                                                 7.250           09/15/2013               183,515
       155,000   Newburgh GO                                                 7.250           09/15/2014               177,780
     2,310,000   Newburgh IDA (ARMA Textile Printers)                        7.125           11/01/2007             2,340,030
     4,880,000   Newburgh IDA (ARMA Textile Printers)                        8.000           11/01/2017             4,983,114
       995,000   Niagara County IDA (Maryland Maple)                        10.250           11/15/2009             1,017,636
     1,000,000   Niagara County IDA (Niagara University)                     5.375           10/01/2023               994,540
     1,900,000   Niagara County IDA (Sevenson Hotel)                         6.600           05/01/2007             1,934,143
     1,700,000   Niagara Falls COP (High School Facility)                    5.375           06/15/2028             1,609,407
       715,000   North Babylon Volunteer Fire Company                        5.750           08/01/2022               728,757
     3,145,000   North Country Devel. Authority (Clarkson University)        5.500           07/01/2029             3,077,131
       585,000   North Tonawanda HDC (Bishop Gibbons Assoc.)                 6.800           12/15/2007               632,993
     3,295,000   North Tonawanda HDC (Bishop Gibbons Assoc.)                 7.375           12/15/2021             3,800,486
        25,000   Nunda GO                                                    8.000           05/01/2010                30,976
       270,000   NYC GO                                                      0.000           05/15/2011               144,571
     4,990,000   NYC GO                                                      0.000           11/15/2011             2,602,534
       200,000   NYC GO                                                      0.000           05/15/2012               101,094
        40,000   NYC GO                                                      0.000           10/01/2012                19,818
     9,025,000   NYC GO                                                      5.000           08/01/2023             8,352,547
    12,125,000   NYC GO                                                      5.000           08/01/2023            11,221,566
     8,900,000   NYC GO                                                      5.000           08/15/2028             8,142,699
    36,750,000   NYC GO                                                      5.000           03/15/2029            33,646,830


10   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  1,285,000   NYC GO                                                      5.125%          02/01/2011        $    1,268,385
     1,250,000   NYC GO                                                      5.125           08/01/2013             1,219,337
       855,000   NYC GO                                                      5.125           08/01/2025               798,493
    12,250,000   NYC GO                                                      5.125           08/01/2025            11,448,360
     1,900,000   NYC GO                                                      5.200           03/15/2028             1,788,052
     2,060,000   NYC GO                                                      5.250           02/01/2012             2,047,722
    16,265,000   NYC GO                                                      5.250           08/01/2020            15,652,460
    26,970,000   NYC GO                                                      5.250           08/01/2021            25,896,055
     1,015,000   NYC GO                                                      5.250           08/15/2023               971,467
       500,000   NYC GO                                                      5.250           08/01/2024               477,515
     5,910,000   NYC GO                                                      5.300           08/01/2024             5,683,824
       570,000   NYC GO                                                      5.375           08/01/2019               557,642
     1,170,000   NYC GO                                                      5.375           08/01/2027             1,138,059
    13,170,000   NYC GO                                                      5.375           11/15/2027            12,741,316
        85,000   NYC GO                                                      5.500           10/01/2018                84,642
     4,380,000   NYC GO                                                      5.500           02/15/2026             4,334,404
    15,015,000   NYC GO                                                      5.500           11/15/2037            14,813,048
        20,000   NYC GO                                                      5.625           08/01/2016                20,302
        35,000   NYC GO                                                      5.750           02/01/2020                35,459
     2,000,000   NYC GO                                                      5.875           08/01/2024             2,065,220
     4,865,000   NYC GO                                                      5.875           08/01/2024             5,034,253
     6,000,000   NYC GO                                                      6.000           02/01/2011             6,332,100
        50,000   NYC GO                                                      6.000           10/15/2016                53,110
        50,000   NYC GO                                                      6.000           02/15/2020                52,089
       110,000   NYC GO                                                      6.000           05/15/2020(p)            117,737


       160,000   NYC GO                                                      6.000           05/15/2020               166,774
        75,000   NYC GO                                                      6.000           02/15/2024                78,406
       230,000   NYC GO                                                      6.000           02/15/2025(p)            247,388
       445,000   NYC GO                                                      6.000           02/15/2025               466,249
        80,000   NYC GO                                                      6.000           10/15/2026(p)             87,352
     8,180,000   NYC GO                                                      6.000           10/15/2026             8,581,556
     4,920,000   NYC GO                                                      6.125           02/01/2025(p)          5,374,608
    13,680,000   NYC GO                                                      6.125           02/01/2025            14,551,279
     8,735,000   NYC GO                                                      6.125           08/01/2025             9,305,133
        70,000   NYC GO                                                      6.250           04/01/2021(p)             77,084
     6,605,000   NYC GO                                                      6.250           04/15/2027(p)          7,291,458
     5,595,000   NYC GO                                                      6.250           04/15/2027             6,028,612
       103,000   NYC GO                                                      6.500           08/01/2014(p)            114,264
       397,000   NYC GO                                                      6.500           08/01/2014               431,162
       420,000   NYC GO                                                      6.500           08/01/2015(p)            465,931
     1,580,000   NYC GO                                                      6.500           08/01/2015             1,697,884
     1,955,000   NYC GO                                                      6.600           02/15/2010(p)          2,165,436
        45,000   NYC GO                                                      6.600           02/15/2010                49,131
    15,580,000   NYC GO                                                      6.625           02/15/2025(p)         17,276,195
       420,000   NYC GO                                                      6.625           08/01/2025(p)            468,695
     1,580,000   NYC GO                                                      6.625           08/01/2025             1,719,277
         5,000   NYC GO                                                      7.000           02/01/2010                 5,039
       610,000   NYC GO                                                      7.000           10/01/2012(p)            669,658
        15,000   NYC GO                                                      7.000           10/01/2012                16,233
        25,000   NYC GO                                                      7.000           02/01/2018                26,732
       625,000   NYC GO                                                      7.000           02/01/2020(p)            675,406


11   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $     25,000   NYC GO                                                      7.000%          02/01/2020        $       26,732
        10,000   NYC GO                                                      7.000           02/01/2020                10,736
       190,000   NYC GO                                                      7.000           02/01/2022               203,161
     4,410,000   NYC GO                                                      7.000           02/01/2022(p)          4,765,666
       875,000   NYC GO                                                      7.100           02/01/2009(p)            947,511
       125,000   NYC GO                                                      7.100           02/01/2009               134,389
     3,525,000   NYC GO                                                      7.100           02/01/2010(p)          3,817,117
       475,000   NYC GO                                                      7.100           02/01/2010               510,677
     1,555,000   NYC GO                                                      7.100           02/01/2011(p)          1,683,863
       210,000   NYC GO                                                      7.100           02/01/2011               225,506
     3,840,000   NYC GO                                                      7.200           02/01/2014(p)          4,166,707
       160,000   NYC GO                                                      7.200           02/01/2014               171,854
     2,465,000   NYC GO                                                      7.200           02/01/2015(p)          2,674,722
       335,000   NYC GO                                                      7.200           02/01/2015               359,820
    13,815,000   NYC GO                                                      7.250           08/15/2024(p)         14,718,639
         5,000   NYC GO                                                      7.250           08/15/2024                 5,284
       325,000   NYC GO                                                      7.400           02/01/2002(p)            349,823
         5,000   NYC GO                                                      7.400           02/01/2002                 5,359
     2,000,000   NYC GO                                                      7.500           02/01/2003(p)          2,184,500
     2,955,000   NYC GO                                                      7.500           02/01/2016(p)          3,231,411
        45,000   NYC GO                                                      7.500           02/01/2016                48,659
     1,470,000   NYC GO                                                      7.500           02/01/2018(p)          1,607,504
        30,000   NYC GO                                                      7.500           02/01/2018                32,440
        45,000   NYC GO                                                      7.500           08/01/2019                49,197
     1,820,000   NYC GO                                                      7.500           08/01/2019(p)          2,015,796


       180,000   NYC GO                                                      7.500           08/01/2020               196,787
     7,320,000   NYC GO                                                      7.500           08/01/2020(p)          8,107,486
     6,180,000   NYC GO                                                      7.500           08/15/2020(p)          7,070,414
       975,000   NYC GO                                                      7.500           08/01/2021(p)          1,079,890
        25,000   NYC GO                                                      7.500           08/01/2021                27,331
     3,790,000   NYC GO                                                      7.625           02/01/2013(p)          4,156,038
        55,000   NYC GO                                                      7.625           02/01/2013                59,708
       265,000   NYC GO                                                      7.625           02/01/2014(p)            290,594
         5,000   NYC GO                                                      7.625           02/01/2014                 5,422
     1,500,000   NYC GO                                                      7.750           02/01/2010             1,645,530
        15,000   NYC GO                                                      7.750           08/15/2012                16,225
     6,000,000   NYC GO                                                      7.750           02/01/2013(p)          6,589,860
       985,000   NYC GO                                                      7.750           08/15/2013(p)          1,072,941
        15,000   NYC GO                                                      7.750           08/15/2013                16,225
       115,000   NYC GO                                                      7.750           08/15/2017(p)            125,267
        15,000   NYC GO                                                      7.750           08/15/2017                16,209
         5,000   NYC GO                                                      8.250           08/01/2012(p)              5,488
     1,620,000   NYC GO                                                      8.250           08/01/2014(p)          1,776,443
         5,000   NYC GO                                                      8.250           08/01/2014                 5,452
     1,000,000   NYC GO                                                      8.250           11/15/2015(p)          1,108,530
     3,000,000   NYC GO                                                      8.250           11/15/2018(p)          3,325,590
     1,750,000   NYC GO CAB                                                  0.000(c)        05/15/2014             1,484,560
       500,000   NYC GO CAB                                                  0.000(c)        08/01/2014               412,040
    16,387,000   NYC GO CARS                                                 8.470(f)        08/12/2010            18,291,989
     8,387,000   NYC GO CARS                                                 8.470(f)        09/01/2011             9,361,989
        70,000   NYC GO DIAMONDS                                             0.000(c)        08/15/2016                64,240

12   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $    100,000   NYC GO DIAMONDS                                             0.000% (c)      08/01/2025        $       64,469
    13,640,000   NYC GO Indexed Inverse Floater                              5.950 (c) (f)   08/01/2014            14,088,620
     6,200,000   NYC GO RIBS                                                 7.484(f)        08/13/2009             6,703,750
     4,200,000   NYC GO RIBS                                                 7.484(f)        07/29/2010             4,515,000
     5,400,000   NYC GO RIBS                                                 7.582(f)        08/22/2013             5,744,250
     3,050,000   NYC GO RIBS                                                 7.582(f)        08/01/2015             3,213,937
    13,150,000   NYC GO RIBS                                                 8.731(f)        08/01/2013            14,547,187
     3,375,000   NYC GO RITES (a)                                            8.055(f)        05/15/2023             2,594,025
     3,500,000   NYC GO RITES (a)                                            8.055(f)        05/15/2028             2,559,060
    15,000,000   NYC GO RITES                                                8.247(f)        10/01/2011            16,167,900
       312,304   NYC HDC (Albert Einstein Staff Hsg.)                        6.500           12/15/2017               325,055
     1,468,404   NYC HDC (Atlantic Plaza Towers)                             7.034           02/15/2019             1,542,501
     1,045,000   NYC HDC (Barclay Avenue)                                    6.450           04/01/2017             1,089,538
     4,055,000   NYC HDC (Barclay Avenue)                                    6.600           04/01/2033             4,226,729
       366,009   NYC HDC (Bay Towers)                                        6.500           08/15/2017               380,807
     2,735,228   NYC HDC (Boulevard Towers)                                  6.500           08/15/2017             2,844,801
       468,457   NYC HDC (Bridgeview III)                                    6.500           12/15/2017               487,585
       494,092   NYC HDC (Cadman Plaza North)                                7.000           12/15/2018               519,015
     1,262,721   NYC HDC (Cadman Towers)                                     6.500           11/15/2018             1,316,918
       185,363   NYC HDC (Candia House)                                      6.500           06/15/2018               192,983
     3,556,567   NYC HDC (Clinton Towers)                                    6.500           07/15/2017             3,698,865
       303,413   NYC HDC (Contello III)                                      7.000           12/15/2018               318,711
     1,468,766   NYC HDC (Cooper Gramercy)                                   6.500           08/15/2017             1,527,606
     1,120,658   NYC HDC (Court Plaza)                                       6.500           08/15/2017             1,165,967
     1,676,338   NYC HDC (Crown Gardens)                                     7.250           01/15/2019             1,761,714


     3,563,279   NYC HDC (East Midtown Plaza)                                6.500           11/15/2018             3,743,154
     3,434,156   NYC HDC (Esplanade Gardens)                                 7.000           01/15/2019             3,607,994
        81,944   NYC HDC (Essex Terrace)                                     6.500           07/15/2018                85,434
       502,963   NYC HDC (Forest Park Crescent)                              6.500           12/15/2017               523,344
     1,637,332   NYC HDC (Gouverneur Gardens)                                7.034           02/15/2019             1,720,279
       360,716   NYC HDC (Heywood Towers)                                    6.500           10/15/2017               375,232
     4,067,517   NYC HDC (Hudsonview Terrace)                                6.500           09/15/2017             4,230,788
     1,149,200   NYC HDC (Janel Towers)                                      6.500           09/15/2017             1,195,330
       401,399   NYC HDC (Kingsbridge Arms)                                  6.500           08/15/2017               417,480
       227,917   NYC HDC (Kingsbridge Arms)                                  6.500           11/15/2018               237,700
     1,229,193   NYC HDC (Leader House)                                      6.500           03/15/2018             1,279,258
     1,713,091   NYC HDC (Lincoln-Amsterdam)                                 7.250           11/15/2018             1,799,586
       205,075   NYC HDC (Middagh St. Studio Apartments)                     6.500           01/15/2018               213,405
     2,674,658   NYC HDC (Montefiore Hospital Hsg. Sec. II)                  6.500           10/15/2017             2,782,287
     2,285,000   NYC HDC (Multifamily Hsg.)                                  5.250           11/01/2031             2,219,078
     4,390,000   NYC HDC (Multifamily Hsg.)                                  5.850           05/01/2026             4,610,510
    38,880,000   NYC HDC (Multifamily Hsg.)                                  6.600           04/01/2030            41,420,030
        30,000   NYC HDC (Multifamily Hsg.)                                  7.300           06/01/2010                32,072
     1,145,000   NYC HDC (Multifamily Hsg.)                                  7.350           06/01/2019             1,225,116
       100,000   NYC HDC (Multifamily Hsg.), Series A                        5.850           05/01/2025               105,023
     1,735,000   NYC HDC (Multifamily Hsg.), Series B                        5.850           05/01/2026             1,822,149
       864,374   NYC HDC (New Amsterdam House)                               6.500           08/15/2018               901,223
       883,582   NYC HDC (New Amsterdam House)                               6.500           08/15/2018               884,024
     1,073,615   NYC HDC (Riverbend)                                         6.500           11/15/2018             1,120,092
     6,592,889   NYC HDC (Riverside Park Community)                          7.250           11/15/2018             6,928,666
       469,603   NYC HDC (RNA House)                                         7.000           12/15/2018               493,374


13   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $    674,969   NYC HDC (Robert Fulton Terrace)                             6.500%          12/15/2017        $      702,528
       245,421   NYC HDC (Rosalie Manning Apartments)                        7.034           12/15/2016               257,806
       652,601   NYC HDC (Scott Tower)                                       7.000           12/15/2018               685,212
       895,186   NYC HDC (Seaview Towers)                                    6.500           01/15/2018               931,549
     1,665,849   NYC HDC (Sky View Towers)                                   6.500           11/15/2018             1,737,347
     3,155,000   NYC HDC (South Bronx Cooperatives)                          8.100           09/01/2023             3,307,355
       369,345   NYC HDC (St. Martin Tower)                                  6.500           11/15/2018               385,198
     1,700,013   NYC HDC (Stevenson Commons)                                 6.500           05/15/2018             1,769,646
       487,243   NYC HDC (Strycker's Bay Apartments)                         7.034           11/15/2018               509,369
     1,703,875   NYC HDC (Tivoli Towers)                                     6.500           01/15/2018             1,773,615
       231,451   NYC HDC (Town House West)                                   6.500           01/15/2018               240,853
       355,636   NYC HDC (Tri-Faith House)                                   7.000           01/15/2019               373,568
     1,510,470   NYC HDC (University River View)                             6.500           08/15/2017             1,571,539
       453,203   NYC HDC (Washington Square Southeast)                       7.000           01/15/2019               476,054
       408,635   NYC HDC (West Side Manor)                                   6.500           11/15/2018               426,175
     4,514,659   NYC HDC (West Village)                                      6.500           11/15/2013             4,722,560
       262,416   NYC HDC (Westview Apartments)                               6.500           10/15/2017               273,078
       604,681   NYC HDC (Woodstock Terrace)                                 7.034           02/15/2019               632,999
     5,235,000   NYC HDC, Series B                                           5.875           11/01/2018             5,450,787
    23,500,000   NYC Health & Hospital Corp.                                 5.000           02/15/2020            22,295,860
    24,100,000   NYC Health & Hospital Corp.                                 5.250           02/15/2017            22,979,591
       800,000   NYC Health & Hospital Corp.                                 5.750           02/15/2022               814,344
    26,500,000   NYC Health & Hospital Corp. LEVRRS                          7.502(f)        02/15/2011            27,659,375
       300,000   NYC IDA (A Very Special Place)                              5.750           01/01/2029               284,145
     3,600,000   NYC IDA (Acme Architectural Products)                       6.375           11/01/2019             3,481,380


     1,035,000   NYC IDA (ALA Realty)                                        7.500           12/01/2010             1,102,327
     1,450,000   NYC IDA (ALA Realty)                                        8.375           12/01/2015             1,614,923
       680,000   NYC IDA (A-Lite Vertical Products)                          6.750           11/01/2009               661,484
     1,330,000   NYC IDA (A-Lite Vertical Products)                          7.500           11/01/2019             1,320,730
       440,000   NYC IDA (Allied Metal)                                      6.375           12/01/2014               432,230
       940,000   NYC IDA (Allied Metal)                                      7.125           12/01/2027               919,442
     3,500,000   NYC IDA (Amboy Properties)                                  6.750           06/01/2020             3,502,310
       595,000   NYC IDA (American Airlines)                                 5.400           07/01/2019               584,510
    20,760,000   NYC IDA (American Airlines)                                 5.400           07/01/2020            20,384,244
    16,685,000   NYC IDA (American Airlines)                                 6.900           08/01/2024            18,073,526
     1,255,000   NYC IDA (Amplaco Group)                                     7.250           11/01/2008             1,282,133
     2,645,000   NYC IDA (Amplaco Group)                                     8.125           11/01/2018             2,732,840
       530,000   NYC IDA (Amster Novelty) (a) (d)                            8.000           12/01/2010               343,837
       790,000   NYC IDA (Amster Novelty) (a) (d)                            8.375           12/01/2015               512,512
     1,635,000   NYC IDA (Atlantic Paste & Glue Co.)                         6.000           11/01/2007             1,611,816
     4,620,000   NYC IDA (Atlantic Paste & Glue Co.)                         6.625           11/01/2019             4,512,677
     1,160,000   NYC IDA (Atlantic Veal & Lamb)                              8.375           12/01/2016             1,251,269
       525,000   NYC IDA (Bark Frameworks)                                   6.000           11/01/2007               517,256
     1,500,000   NYC IDA (Bark Frameworks)                                   6.750           11/01/2019             1,465,335
    11,480,000   NYC IDA (Berkeley Carroll School)                           6.100           11/01/2028            10,962,252
       500,000   NYC IDA (Blood Center)                                      7.200           05/01/2012(p)            554,815
     3,000,000   NYC IDA (Blood Center)                                      7.250           05/01/2022(p)          3,334,770
     1,995,000   NYC IDA (British Airways)                                   5.250           12/01/2032             1,869,933
       165,000   NYC IDA (Brooklyn Heights Montessori School)                8.400           09/01/2002               165,384
     3,075,000   NYC IDA (Brooklyn Heights Montessori School)                8.500           01/01/2027             3,388,773
       660,000   NYC IDA (Brooklyn Heights Montessori School)                8.900           09/01/2011               713,618


14   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  1,690,000   NYC IDA (Brooklyn Heights Montessori School)                9.200%          09/01/2021        $    1,863,952
    50,785,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)          5.650           10/01/2027            50,135,968
    99,910,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)          5.750           10/01/2036           100,186,751
     6,390,000   NYC IDA (College of Aeronautics)                            5.500           05/01/2028             6,249,420
     2,900,000   NYC IDA (College of New Rochelle)                           5.800           09/01/2026             2,929,696
     3,990,000   NYC IDA (Community Hospital of Brooklyn)                    6.875           11/01/2010             3,931,068
     3,975,000   NYC IDA (Comprehensive Care Management)                     6.375           11/01/2028             3,811,985
     1,575,000   NYC IDA (Comprehensive Care Management)                     6.375           11/01/2028             1,515,323
     1,770,000   NYC IDA (Comprehensive Care Management)                     7.875           12/01/2016             1,933,601
     1,900,000   NYC IDA (Comprehensive Care Management)                     8.000           12/01/2011             2,061,519
     5,750,000   NYC IDA (Crowne Plaza-LaGuardia)                            6.000           11/01/2028             5,652,825
     1,280,000   NYC IDA (Dioni)                                             6.000           11/01/2007             1,264,218
     3,600,000   NYC IDA (Dioni)                                             6.625           11/01/2019             3,524,904
     1,600,000   NYC IDA (Display Creations)                                 7.000           06/01/2008             1,705,072
       310,000   NYC IDA (Eden II School)                                    7.750           06/01/2004               327,534
     2,505,000   NYC IDA (Eden II School)                                    8.750           06/01/2019             2,732,304
    10,255,000   NYC IDA (Elmhurst Parking Garage)                           7.500           07/30/2003            11,014,690
     3,705,000   NYC IDA (Friends Seminary School)                           7.000           12/01/2017             3,904,699
     1,000,000   NYC IDA (Fund for NYC Project)                              7.625           07/01/2010             1,037,950
     3,280,000   NYC IDA (Gabrielli Truck Sales)                             8.125           12/01/2017             3,451,708
     2,325,000   NYC IDA (Gateway School of NY)                              6.200           11/01/2012             2,325,000
     2,265,000   NYC IDA (Gateway School of NY)                              6.500           11/01/2019             2,265,000
     2,175,000   NYC IDA (Good Shepherd Services)                            5.875           06/01/2014             2,175,957
     1,250,000   NYC IDA (Graphic Artists)                                   8.250           12/30/2023             1,337,812
       810,000   NYC IDA (Gutmann Plastics)                                  7.750           12/01/2007               828,014


     2,235,000   NYC IDA (Hebrew Academy)                                   10.000           03/01/2021             2,470,189
       690,000   NYC IDA (Herbert G. Birch Childhood Project)                7.375           02/01/2009               736,375
     2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                8.375           02/01/2022             2,430,962
       160,000   NYC IDA (HiTech Res Rec)                                    8.750           08/01/2000               162,875
       695,000   NYC IDA (HiTech Res Rec)                                    9.250           08/01/2008               732,815
     5,000,000   NYC IDA (Holiday Inn/JFK Airport)                           6.000           11/01/2028             4,915,500
       320,000   NYC IDA (House of Spices)                                   9.000           10/15/2001               336,272
     2,140,000   NYC IDA (House of Spices)                                   9.250           10/15/2011             2,296,948
     3,280,000   NYC IDA (Japan Airlines)                                    6.000           11/01/2015             3,424,714
     6,040,000   NYC IDA (JBFS)                                              6.750           12/15/2012             6,383,616
     1,675,000   NYC IDA (Koenig Iron Works)                                 8.375           12/01/2025             1,786,387
     2,600,000   NYC IDA (L&M Optical Disc)                                  7.125           11/01/2010             2,557,516
     1,000,000   NYC IDA (Lighthouse)                                        6.500           07/01/2022(p)          1,079,400
     3,025,000   NYC IDA (Little Red Schoolhouse)                            6.750           11/01/2018             2,925,901
       845,000   NYC IDA (Loehmann's)                                        9.500           12/31/2004               842,271
     3,500,000   NYC IDA (Marymount Manhattan College)                       7.000           07/01/2023             3,697,365
    19,335,000   NYC IDA (MediSys Health Network)                            6.250           03/15/2024            19,336,353
     2,275,000   NYC IDA (Morrisons Pastry)                                  6.500           11/01/2019             2,245,220
     5,320,000   NYC IDA (Nekboh)                                            9.625           05/01/2011             5,561,156
    11,600,000   NYC IDA (Northwest Airlines)                                6.000           06/01/2027            11,711,476
       482,082   NYC IDA (Novelty Cord & Tassel) (a)                         6.000(v)        12/01/2006               487,482
       895,000   NYC IDA (NY Hostel Co.)                                     6.750           01/01/2004               910,573
     4,400,000   NYC IDA (NY Hostel Co.)                                     7.600           01/01/2017             4,535,256
       695,000   NYC IDA (NY Vanities & Manufacturing)                       7.000           11/01/2009               692,137
     1,405,000   NYC IDA (NY Vanities & Manufacturing)                       7.500           11/01/2019             1,395,207
     3,435,000   NYC IDA (Ohel Children's Home & Family Services)            8.250           03/15/2023             3,699,255


15   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  1,045,000   NYC IDA (Paradise Products)                                 7.125%          11/01/2007        $    1,055,931
     4,475,000   NYC IDA (Paradise Products)                                 8.250           11/01/2022             4,628,850
        23,475   NYC IDA (Penguin Air Conditioning)                         12.222           12/01/1999                24,273
     1,660,000   NYC IDA (Petrocelli Electric)                               7.250           11/01/2007             1,690,411
       460,000   NYC IDA (Petrocelli Electric)                               7.250           11/01/2008               469,724
     3,780,000   NYC IDA (Petrocelli Electric)                               8.000           11/01/2017             3,940,990
       940,000   NYC IDA (Petrocelli Electric)                               8.000           11/01/2018               970,653
       915,000   NYC IDA (Pop Display)                                       6.750           12/15/2004               947,885
     2,645,000   NYC IDA (Pop Display)                                       7.900           12/15/2014             2,860,091
     1,910,000   NYC IDA (Precision Gear)                                    6.375           11/01/2024             1,880,376
     2,240,000   NYC IDA (Precision Gear)                                    6.375           11/02/2024             2,153,581
       815,000   NYC IDA (PRFF)                                              7.000           10/01/2016               864,144
     1,575,000   NYC IDA (Priority Mailers)                                  9.000           03/01/2010             1,670,114
       710,000   NYC IDA (Promotional Slideguide)                            7.500           12/01/2010               753,608
     1,065,000   NYC IDA (Promotional Slideguide)                            7.875           12/01/2015             1,152,543
       665,000   NYC IDA (Psycho Therapy)                                    9.625           04/01/2010               691,248
     3,705,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                6.250           11/01/2014             3,705,000
     8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                6.750           11/01/2028             8,595,000
       115,000   NYC IDA (Sequins International)                             8.500           04/30/2000               117,629
     4,555,000   NYC IDA (Sequins International)                             8.950           01/30/2016             4,904,596
     4,255,000   NYC IDA (Special Needs Facilities Pooled Program)           6.650           07/01/2023             4,217,726
     5,115,000   NYC IDA (St. Bernard's School)                              7.000           12/01/2021             5,446,299
     4,140,000   NYC IDA (St. Christopher Ottilie)                           7.500           07/01/2021             4,394,279
       585,000   NYC IDA (Streamline Plastics)                               7.750           12/01/2015               619,626
     1,275,000   NYC IDA (Streamline Plastics)                               8.125           12/01/2025             1,373,800


       150,000   NYC IDA (Summit School)                                     7.250           12/01/2004               156,216
     1,485,000   NYC IDA (Summit School)                                     8.250           12/01/2024             1,602,285
    15,050,000   NYC IDA (Terminal One Group Assoc.)                         6.000           01/01/2019            15,577,201
     6,815,000   NYC IDA (Terminal One Group Assoc.)                         6.125           01/01/2024             7,084,806
    12,250,000   NYC IDA (Touro College)                                     6.350           06/01/2029            12,200,387
       170,000   NYC IDA (Ultimate Display)                                  8.750           10/15/2000               175,941
     1,910,000   NYC IDA (Ultimate Display)                                  9.000           10/15/2011             2,051,531
    10,465,000   NYC IDA (United Air Lines)                                  5.650           10/01/2032            10,456,209
     1,000,000   NYC IDA (United Nations School)                             6.350           12/01/2015             1,030,210
     1,720,000   NYC IDA (Urban Health Plan)                                 6.250           09/15/2009             1,723,853
     9,830,000   NYC IDA (Urban Health Plan)                                 7.050           09/15/2026             9,806,113
       255,000   NYC IDA (Utleys)                                            6.625           11/01/2006               249,500
     1,335,000   NYC IDA (Utleys)                                            7.375           11/01/2023             1,324,774
     1,285,000   NYC IDA (Van Blarcom Closures)                              7.125           11/01/2007             1,289,536
     2,965,000   NYC IDA (Van Blarcom Closures)                              8.000           11/01/2017             2,980,744
     1,125,000   NYC IDA (Visual Display)                                    7.250           11/01/2008             1,129,522
     2,375,000   NYC IDA (Visual Display)                                    8.325           11/01/2018             2,421,550
     8,000,000   NYC IDA (Visy Paper)                                        7.800           01/01/2016             8,702,000
    24,750,000   NYC IDA (Visy Paper)                                        7.950           01/01/2028            26,978,737
       530,000   NYC Municipal Water Finance Authority                       0.000           06/15/2018               188,775
       530,000   NYC Municipal Water Finance Authority                       0.000           06/15/2019               178,080
     6,030,000   NYC Municipal Water Finance Authority                       0.000           06/15/2020             1,914,404
     5,000,000   NYC Municipal Water Finance Authority                       5.000           06/15/2021             4,741,350
     3,500,000   NYC Municipal Water Finance Authority                       5.125           06/15/2021             3,361,785
     1,200,000   NYC Municipal Water Finance Authority                       5.500           06/15/2019             1,203,888
        75,000   NYC Municipal Water Finance Authority                       5.500           06/15/2023                75,243


16   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $     65,000   NYC Municipal Water Finance Authority                       5.500%          06/15/2027        $       65,294
        40,000   NYC Municipal Water Finance Authority                       5.750           06/15/2020                40,958
    12,500,000   NYC Municipal Water Finance Authority IRS                   7.270(f)        06/15/2013            12,640,625
    30,000,000   NYC Municipal Water Finance Authority IVRC (a)              7.845(f)        08/15/2017            32,587,500
    10,000,000   NYC Municipal Water Finance Authority LEVRRS                7.534(f)        06/15/2019            10,337,500
     4,775,000   NYC Municipal Water Finance Authority RITES (a)             8.144(f)        06/15/2021             3,787,148
     2,805,000   NYC Municipal Water Finance Authority RITES (a)             8.144(f)        06/15/2027             2,061,563
    18,240,000   NYC Municipal Water Finance Authority RITES (a)             8.634(f)        06/15/2030            14,346,854
     5,000,000   NYC Municipal Water Finance Authority RITES (a)             8.644(f)        06/15/2030             3,932,800
     4,030,000   NYC Municipal Water Finance Authority RITES (a)             8.644(f)        06/15/2030             3,169,837
     5,000,000   NYC Municipal Water Finance Authority RITES (a)             8.644(f)        06/15/2030             3,932,800
     5,385,000   NYC TFA                                                     5.000           05/01/2029             4,980,910
     2,150,000   NYC TFA RITES (a)                                           5.000(f)        08/15/2027             1,543,442
     2,500,000   NYC TFA RITES (a)                                           7.144(f)        11/15/2023             1,468,300
    21,540,782   NYS Certificate of Lease (a)                                5.875           01/02/2023            21,177,174
       460,000   NYS COP (BOCES) (a)                                         7.875           10/01/2000               470,364
       170,000   NYS COP (Hanson Redevelopment)                              8.250           11/01/2001               176,220
        10,000   NYS DA (Bethel Springvale Home)                             6.000           02/01/2035                10,376
     1,000,000   NYS DA (Brookdale Hospital)                                 5.200           02/15/2013               975,640
     1,355,000   NYS DA (Brookdale Hospital)                                 5.300           02/15/2017             1,314,906
    16,115,000   NYS DA (Brooklyn Hospital)                                  5.200           02/01/2039            15,325,365
    14,360,000   NYS DA (Buena Vida Nursing Home)                            5.250           07/01/2028            13,400,321
     8,435,000   NYS DA (Center for Nursing)                                 5.550           08/01/2037             8,414,587
     1,100,000   NYS DA (Chapel Oaks)                                        5.375           07/01/2017             1,082,565
     2,855,000   NYS DA (Chapel Oaks)                                        5.450           07/01/2026             2,766,780


    11,485,000   NYS DA (City University)                                    5.000           07/01/2028            10,525,428
    21,180,000   NYS DA (City University)                                    5.250           07/01/2025            20,046,446
    13,400,000   NYS DA (City University)                                    5.375           07/01/2024            13,005,638
        20,000   NYS DA (Cornell University)                                 7.375           07/01/2030                21,050
       215,000   NYS DA (Court Facility)                                     5.375           05/15/2016               211,012
       495,000   NYS DA (Court Facility)                                     5.500           05/15/2023               490,099
     4,750,000   NYS DA (Dept. of Health)                                    5.000           07/01/2024             4,377,980
     5,000,000   NYS DA (Dept. of Health)                                    5.500           08/15/2017             4,996,800
       410,000   NYS DA (Dept. of Health)                                    5.500           07/01/2020               407,224
       525,000   NYS DA (Dept. of Health)                                    5.500           07/01/2021               520,044
       150,000   NYS DA (Dept. of Health)                                    5.500           07/01/2025               148,464
       250,000   NYS DA (Dept. of Health)                                    6.625           07/01/2024(p)            280,307
     3,750,000   NYS DA (Dept. of Health)                                    7.250           07/01/2011(p)          4,128,450
       265,000   NYS DA (Episcopal Health Services)                          7.550           08/01/2029               274,150
     6,480,000   NYS DA (Frances Schervier Home & Hospital)                  5.500           07/01/2027             6,357,463
     2,500,000   NYS DA (German Masonic Home)                                6.000           08/01/2036             2,598,275
     1,000,000   NYS DA (Grace Manor Health Care Facility)                   6.150           07/01/2018             1,070,200
    10,285,000   NYS DA (Hebrew Hospital)                                    5.900           08/01/2036            10,564,443
   140,510,000   NYS DA (Insured Hospital)                                   0.000           08/15/2036            17,159,081
    10,735,000   NYS DA (Interfaith Medical Center)                          5.300           02/15/2019            10,224,873
    38,650,000   NYS DA (Interfaith Medical Center)                          5.400           02/15/2028            36,629,378
        35,000   NYS DA (KMH Homes)                                          6.950           08/01/2031                36,962
     1,800,000   NYS DA (L.I. University)                                    5.125           09/01/2023             1,697,580
     1,400,000   NYS DA (L.I. University)                                    5.250           09/01/2028             1,338,568
     4,380,000   NYS DA (Lakeside Home)                                      6.000           02/01/2037             4,556,120
        25,000   NYS DA (Lakeside Memorial Hospital)                         6.000           02/01/2021                25,804


17   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  9,650,000   NYS DA (LSSUNY) RITES (a)                                   6.635% (f)      02/01/2038        $    8,870,087
     7,400,000   NYS DA (Menorah Campus)                                     6.100           02/01/2037             7,786,058
        20,000   NYS DA (Menorah Campus)                                     7.300           08/01/2016(p)             21,626
     3,115,000   NYS DA (Menorah Home & Hospital) RITES (a)                  5.100(f)        08/01/2038             2,455,741
     5,825,000   NYS DA (Menorah Home & Hospital) RITES (a)                  5.150(f)        08/01/2038             4,501,327
       120,000   NYS DA (Mental Health)                                      5.000           02/15/2023               113,399
     7,500,000   NYS DA (Mental Health)                                      5.250           02/15/2019             7,228,200
     4,625,000   NYS DA (Mental Health) RITES (a)                            8.144(f)        02/15/2023             3,607,315
     2,810,000   NYS DA (Mental Health) RITES (a)                            8.144(f)        02/15/2028             2,057,257
     7,230,000   NYS DA (Methodist Hospital)                                 6.050           02/01/2034             7,555,639
     3,465,000   NYS DA (Millard Hospital)                                   5.375           02/01/2032             3,407,238
        80,000   NYS DA (Montefiore Hospital & Medical Center)               8.625           07/01/2010                80,250
     2,850,000   NYS DA (Municipal Health Facilities) RITES (a)              8.144(f)        01/15/2023             2,210,004
     2,400,000   NYS DA (Niagara Nursing Home)                               5.600           08/01/2037             2,454,624
     9,800,000   NYS DA (North General Hospital)                             5.300           02/15/2019             9,334,304
     3,500,000   NYS DA (North Shore Hospital)                               5.250           11/01/2019             3,416,420
     2,200,000   NYS DA (NY & Presbyterian Hospital)                         6.500           08/01/2034             2,351,470
     4,860,000   NYS DA (NY & Presbyterian Hospital) RITES (a)               7.144(f)        08/01/2027             2,849,710
     3,780,000   NYS DA (NY & Presbyterian Hospital) RITES (a)               8.144(f)        08/01/2032             2,665,505
     2,500,000   NYS DA (NY & Presbyterian Hospital) RITES (a)               9.649(f)        08/01/2027             1,465,900
    10,700,000   NYS DA (NY Downtown Hospital)                               5.300           02/15/2020            10,315,870
        25,000   NYS DA (NY Medical College)                                 6.875           07/01/2021                27,276
       855,000   NYS DA (Park Ridge Hsg.)                                    7.850           02/01/2029               874,212
    12,750,000   NYS DA (Rochester General Hospital) RITES (a)               7.336(f)        08/01/2033            12,950,430
     4,725,000   NYS DA (Rosalind & Joseph Gurwin Geriatric Home)            5.600           02/01/2027             4,828,430


     3,230,000   NYS DA (Rosalind & Joseph Gurwin Geriatric Home)            5.700           02/01/2037             3,322,281
       600,000   NYS DA (Sarah Neumann Home)                                 5.450           08/01/2027               598,686
     1,900,000   NYS DA (Sarah Neumann Home)                                 5.500           08/01/2037             1,898,385
     6,000,000   NYS DA (Sisters of Charity Healthcare System)               5.000           08/01/2038             5,470,680
     3,045,000   NYS DA (Special Surgery) RITES (a)                          8.144(f)        02/01/2028             2,230,036
     2,650,000   NYS DA (Special Surgery) RITES (a)                          8.144(f)        02/01/2038             1,796,806
     4,500,000   NYS DA (St. Agnes Hospital)                                 5.300           02/15/2019             4,286,160
     9,000,000   NYS DA (St. Agnes Hospital)                                 5.400           02/15/2025             8,562,330
     3,000,000   NYS DA (St. Barnabas Hospital)                              5.450           08/01/2035             2,992,770
     1,500,000   NYS DA (St. Clare's Hospital)                               5.300           02/15/2019             1,428,720
     2,970,000   NYS DA (St. Clare's Hospital)                               5.400           02/15/2025             2,825,569
     1,500,000   NYS DA (St. Thomas Aquinas College)                         5.250           07/01/2028             1,426,170
     3,885,000   NYS DA (St. Vincent's Hospital)                             5.300           07/01/2018             3,747,549
         5,000   NYS DA (St. Vincent's Hospital)                             7.400           08/01/2030                 5,356
        50,000   NYS DA (State University)                                   0.000           05/15/2007                33,916
        30,000   NYS DA (State University)                                   6.000           05/15/2017                30,465
        50,000   NYS DA (State University)                                   6.000           05/15/2022(p)             53,896
       225,000   NYS DA (State University)                                   7.000           05/15/2016               235,035
    32,865,000   NYS DA (Suffolk County Judicial Facilities)                 9.500           04/15/2014            38,073,774
     1,120,000   NYS DA (Terence Cardinal Cooke Healthcare Center)           5.000           07/01/2018             1,046,360
     3,990,000   NYS DA (Teresian House)                                     5.250           07/01/2017             3,826,330
     5,000,000   NYS DA (Upstate Community Colleges)                         5.000           07/01/2028             4,582,250
     2,580,000   NYS DA (Upstate Community Colleges)                         5.400           02/01/2038             2,504,612
        50,000   NYS DA (Upstate Community Colleges)                         5.700           07/01/2021                50,473
     1,700,000   NYS DA (Vassar Brothers)                                    5.375           07/01/2025             1,678,886
     1,750,000   NYS DA (Victory Memorial Hospital)                          5.375           08/01/2025             1,725,762


18   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  2,250,000   NYS DA (Victory Memorial Hospital)                          5.500%          08/01/2038        $    2,244,487
     4,200,000   NYS DA (W.K. Nursing Home)                                  6.125           02/01/2036             4,417,686
    32,915,000   NYS DA (Wyckoff Heights Medical Center)                     5.300           08/15/2021            31,091,180
     1,840,000   NYS EFC (Consolidated Water)                                7.150           11/01/2014             1,974,706
    58,860,000   NYS EFC (Huntington Res Rec)                                7.500           10/01/2012            60,505,137
     7,500,000   NYS EFC (NYS Water Services)                                8.375           01/15/2020             7,837,200
     6,120,000   NYS EFC (Occidental Petroleum)                              5.700           09/01/2028             6,144,664
     9,000,000   NYS EFC (Occidental Petroleum)                              6.100           11/01/2030             9,197,730
     7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS                          7.944(f)        07/08/2026             7,035,000
     7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS                          8.974(f)        04/01/2020             8,373,750
    10,300,000   NYS ERDA (Brooklyn Union Gas) RIBS                         10.172(f)        07/01/2026            12,939,375
    11,040,000   NYS ERDA (Con Ed)                                           6.375           12/01/2027            11,409,178
       290,000   NYS ERDA (Con Ed)                                           6.375           12/01/2027               303,395
    15,630,000   NYS ERDA (Con Ed)                                           7.250           11/01/2024            15,826,782
       100,000   NYS ERDA (Con Ed)                                           7.500           01/01/2026               102,698
     9,350,000   NYS ERDA (Con Ed) RITES (a)                                 6.535(f)        08/15/2020             8,986,472
    10,000,000   NYS ERDA (LILCO)                                            5.150           03/01/2016             9,594,100
     7,500,000   NYS ERDA (LILCO)                                            5.300           11/01/2023             7,111,800
       300,000   NYS ERDA (LILCO)                                            5.300           10/01/2024               284,205
     2,500,000   NYS ERDA (LILCO)                                            5.300           08/01/2025             2,366,525
       370,000   NYS ERDA (LILCO)                                            6.900           08/01/2022               405,624
       475,000   NYS ERDA (LILCO)                                            6.900           08/01/2022               511,793
    14,810,000   NYS ERDA (LILCO)                                            7.150           09/01/2019            16,185,257
     4,775,000   NYS ERDA (LILCO)                                            7.150           09/01/2019             5,218,407
    11,740,000   NYS ERDA (LILCO)                                            7.150           09/01/2019            12,486,664


     2,575,000   NYS ERDA (LILCO)                                            7.150           06/01/2020             2,814,115
    12,625,000   NYS ERDA (LILCO)                                            7.150           06/01/2020            13,427,950
     8,695,000   NYS ERDA (LILCO)                                            7.150           12/01/2020             9,515,112
     3,530,000   NYS ERDA (LILCO)                                            7.150           12/01/2020             3,754,508
    10,975,000   NYS ERDA (LILCO)                                            7.150           02/01/2022            11,994,139
    11,225,000   NYS ERDA (LILCO)                                            7.150           02/01/2022            12,267,354
     4,135,000   NYS ERDA (LILCO)                                            7.150           02/01/2022             4,397,986
    16,150,000   NYS ERDA (NIMO)                                             5.150           11/01/2025            15,442,953
     3,485,000   NYS ERDA (NIMO) RITES (a)                                   8.744(f)        11/01/2025             2,874,846
       400,000   NYS ERDA (NYSEG)                                            5.700           12/01/2028               402,860
        30,000   NYS ERDA (NYSEG)                                            5.950           12/01/2027                30,615
    12,500,000   NYS ERDA (RG&E)                                             5.950           09/01/2033            12,937,250
     3,555,000   NYS HFA (Children's Rescue)                                 7.625           05/01/2018             3,759,057
     2,200,000   NYS HFA (Dominican Village)                                 6.600           08/15/2027             2,356,882
     4,205,000   NYS HFA (Fulton Manor)                                      6.100           11/15/2025             4,476,307
        20,000   NYS HFA (General Hsg.)                                      6.600           11/01/2008                20,443
     1,080,000   NYS HFA (HELP-Bronx Hsg.)                                   7.850           11/01/1999             1,089,029
    13,080,000   NYS HFA (HELP-Bronx Hsg.)                                   8.050           11/01/2005            13,435,776
     1,210,000   NYS HFA (HELP-Suffolk Hsg.)                                 8.100           11/01/2005             1,219,414
         2,000   NYS HFA (Hospital & Nursing Home)                           6.875           11/01/2010(p)              2,319
       205,000   NYS HFA (Hospital & Nursing Home)                           7.000           11/01/2017               236,304
         5,000   NYS HFA (Meadow Manor)                                      7.750           11/01/2019                 5,020
    15,730,000   NYS HFA (Multifamily Hsg.)                                  0.000           11/01/2014             6,703,811
    14,590,000   NYS HFA (Multifamily Hsg.)                                  0.000           11/01/2015             5,852,779
        50,000   NYS HFA (Multifamily Hsg.)                                  0.000           11/01/2016                18,772
    12,695,000   NYS HFA (Multifamily Hsg.)                                  0.000           11/01/2017             4,252,190


19   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $    745,000   NYS HFA (Multifamily Hsg.)                                  5.250%          11/15/2028        $      721,130
     1,340,000   NYS HFA (Multifamily Hsg.)                                  5.300           08/15/2024             1,310,788
     1,700,000   NYS HFA (Multifamily Hsg.)                                  5.300           11/15/2039             1,639,650
     2,860,000   NYS HFA (Multifamily Hsg.)                                  5.350           08/15/2031             2,791,246
     1,135,000   NYS HFA (Multifamily Hsg.)                                  5.400           08/15/2031             1,107,874
     2,075,000   NYS HFA (Multifamily Hsg.)                                  5.500           08/15/2030             2,071,784
     1,215,000   NYS HFA (Multifamily Hsg.)                                  5.550           08/15/2019             1,213,457
     1,000,000   NYS HFA (Multifamily Hsg.)                                  5.650           08/15/2031               998,450
        95,000   NYS HFA (Multifamily Hsg.)                                  5.950           08/15/2024                97,684
     2,000,000   NYS HFA (Multifamily Hsg.)                                  6.050           08/15/2032             2,097,960
     1,285,000   NYS HFA (Multifamily Hsg.)                                  6.100           11/15/2036             1,359,119
     4,700,000   NYS HFA (Multifamily Hsg.)                                  6.125           08/15/2038             4,920,477
        50,000   NYS HFA (Multifamily Hsg.)                                  6.200           08/15/2012                52,629
       100,000   NYS HFA (Multifamily Hsg.)                                  6.250           08/15/2027               106,349
     5,000,000   NYS HFA (Multifamily Hsg.)                                  6.300           08/15/2026             5,305,950
     4,100,000   NYS HFA (Multifamily Hsg.)                                  6.350           08/15/2023             4,376,299
     1,255,000   NYS HFA (Multifamily Hsg.)                                  6.400           11/15/2027             1,347,230
     2,905,000   NYS HFA (Multifamily Hsg.)                                  6.500           08/15/2024             3,058,471
    11,980,000   NYS HFA (Multifamily Hsg.)                                  6.700           08/15/2025            12,519,340
     5,675,000   NYS HFA (Multifamily Hsg.)                                  6.750           11/15/2036             6,097,220
        75,000   NYS HFA (Multifamily Hsg.)                                  6.950           08/15/2012                80,440
     2,830,000   NYS HFA (Multifamily Hsg.)                                  6.950           08/15/2024             2,965,585
     5,375,000   NYS HFA (Multifamily Hsg.)                                  7.050           08/15/2024             5,738,296
     1,556,000   NYS HFA (Multifamily Hsg.)                                  7.450           11/01/2028             1,597,296
     2,460,000   NYS HFA (Multifamily Hsg.)                                  7.550           11/01/2029             2,526,346


        50,000   NYS HFA (Multifamily Hsg.)                                  7.850           02/15/2030                53,231
       500,000   NYS HFA (Multifamily Hsg.)                                  8.000           11/01/2008               528,765
     3,035,000   NYS HFA (NH&HC) RITES (a)                                   8.524(f)        11/01/2016             2,664,730
        15,000   NYS HFA (Nonprofit Hsg.)                                    6.400           11/01/2010                15,325
        25,000   NYS HFA (Nonprofit Hsg.)                                    6.400           11/01/2013                25,540
        25,000   NYS HFA (Nonprofit Hsg.)                                    6.600           11/01/2010                25,556
        20,000   NYS HFA (Nonprofit Hsg.)                                    6.600           11/01/2013                20,443
     5,000,000   NYS HFA (Phillips Village)                                  7.750           08/15/2017             5,488,750
     8,885,000   NYS HFA (Service Contract)                                  5.375           03/15/2023             8,640,663
     4,185,000   NYS HFA (Service Contract)                                  5.500           09/15/2022             4,154,784
     5,600,000   NYS HFA (Service Contract)                                  5.500           09/15/2022             5,552,400
     5,525,000   NYS HFA (Service Contract)                                  5.500           03/15/2025             5,475,717
        25,000   NYS HFA (Service Contract)                                  6.125           03/15/2020                26,084
     9,010,000   NYS HFA (Service Contract)                                  6.500           03/15/2025(p)         10,042,366
       255,000   NYS HFA (Service Contract)                                  6.500           03/15/2025               278,427
         5,000   NYS HFA (Service Contract)                                  7.700           03/15/2006                 5,360
     1,055,000   NYS HFA (Shorehill Hsg.)                                    7.500           05/01/2008             1,067,734
     1,395,000   NYS HFA, Series A                                           6.125           11/01/2020             1,486,386
        80,000   NYS LGAC                                                    5.500           04/01/2023                80,059
       810,000   NYS LGSC (SCSB) (a)                                         7.375           12/15/2016               860,099
    22,230,000   NYS Medcare (Brookdale Hospital Medical Center)             5.900           08/15/2033            22,959,366
     4,600,000   NYS Medcare (Brookdale Hospital Medical Center)             6.850           02/15/2017(p)          5,182,452
     1,015,000   NYS Medcare (Central Suffolk Hospital)                      6.125           11/01/2016             1,003,693
       500,000   NYS Medcare (Downtown Hospital)                             6.700           02/15/2012(p)            559,625
     2,255,000   NYS Medcare (Downtown Hospital)                             6.800           02/15/2020(p)          2,534,981
        45,000   NYS Medcare (Hospital & Nursing Home)                       5.750           08/15/2019                45,784


20   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  4,690,000   NYS Medcare (Hospital & Nursing Home)                       5.850%          02/15/2033        $    4,814,473
        10,000   NYS Medcare (Hospital & Nursing Home)                       6.200           08/15/2022                10,477
        95,000   NYS Medcare (Hospital & Nursing Home)                       6.200           02/15/2023                99,914
        60,000   NYS Medcare (Hospital & Nursing Home)                       6.375           08/15/2029                63,464
     1,000,000   NYS Medcare (Hospital & Nursing Home)                       6.375           08/15/2033             1,054,730
       160,000   NYS Medcare (Hospital & Nursing Home)                       6.500           02/15/2019(p)            173,006
        30,000   NYS Medcare (Hospital & Nursing Home)                       6.500           02/15/2019                31,956
     2,145,000   NYS Medcare (Hospital & Nursing Home)                       6.500           02/15/2034             2,297,038
       250,000   NYS Medcare (Hospital & Nursing Home)                       6.600           02/15/2031               269,305
       590,000   NYS Medcare (Hospital & Nursing Home)                       6.650           08/15/2032(p)            642,339
    12,230,000   NYS Medcare (Hospital & Nursing Home)                       6.650           08/15/2032            13,080,107
       385,000   NYS Medcare (Hospital & Nursing Home)                       6.875           02/15/2032(p)            416,824
     4,505,000   NYS Medcare (Hospital & Nursing Home)                       7.400           11/01/2016             4,608,795
    12,410,000   NYS Medcare (Hospital & Nursing Home)                       8.000           02/15/2027            12,464,356
     1,740,000   NYS Medcare (Hospital & Nursing Home) (a)                   9.000           02/15/2026             1,795,854
     3,560,000   NYS Medcare (Hospital & Nursing Home)                       9.375           11/01/2016             3,718,776
     2,865,000   NYS Medcare (Hospital & Nursing Home) (a)                  10.000           11/01/2006             3,056,096
     2,000,000   NYS Medcare (Insured Mortgage Nursing)                      6.375           08/15/2024             2,207,960
     4,000,000   NYS Medcare (Insured Mortgage Nursing)                      6.450           08/15/2034(p)          4,429,520
        70,000   NYS Medcare (Insured Mortgage Nursing)                      6.500           11/01/2015                75,098
     7,725,000   NYS Medcare (Kingston Hospital)                             8.875           11/15/2017             7,954,433
     1,650,000   NYS Medcare (M.G. Nursing Home)                             6.375           02/15/2035             1,775,004
       630,000   NYS Medcare (Mental Health)                                 0.000           08/15/2018               147,918
       600,000   NYS Medcare (Mental Health)                                 5.250           08/15/2023               584,352
     8,000,000   NYS Medcare (Mental Health)                                 5.250           08/15/2023             7,791,360


       250,000   NYS Medcare (Mental Health)                                 5.500           08/15/2024               250,050
    13,625,000   NYS Medcare (Mental Health)                                 5.800           08/15/2022(p)         14,527,520
       890,000   NYS Medcare (Mental Health)                                 5.800           08/15/2022               908,085
       505,000   NYS Medcare (Mental Health)                                 7.500           02/15/2021(p)            541,809
       305,000   NYS Medcare (Mental Health)                                 7.500           02/15/2021               325,039
       545,000   NYS Medcare (Mental Health)                                 7.625           08/15/2017(p)            593,854
       250,000   NYS Medcare (Mental Health)                                 7.625           08/15/2017               269,860
     3,370,000   NYS Medcare (Mental Health)                                 7.700           02/15/2018             3,413,372
        35,000   NYS Medcare (Mental Health)                                 7.750           05/15/2011                37,432
       220,000   NYS Medcare (Mental Health)                                 7.875           08/15/2015               225,038
     1,725,000   NYS Medcare (Mental Health)                                 8.875           08/15/2007             1,735,540
        25,000   NYS Medcare (Montefiore Medical Center)                     5.750           02/15/2025                25,704
     6,000,000   NYS Medcare (NY & Presbyterian Hospital)                    5.375           02/15/2025             5,925,600
        25,000   NYS Medcare (Secured Hospital)                              6.250           02/15/2024                25,957
     1,350,000   NYS Medcare (St. Charles Memorial Hospital)                 6.375           08/15/2034             1,452,276
    10,850,000   NYS Medcare (St. Francis Hospital)                          7.625           11/01/2021            11,100,418
     1,000,000   NYS Medcare (St. Luke's Hospital)                           5.700           02/15/2029             1,019,830
        10,000   NYS Medcare (St. Luke's Hospital)                           7.375           02/15/2019                10,401
    22,000,000   NYS Medcare (St. Luke's Hospital) IVRC (a)                  7.550(f)        02/15/2029            22,467,500
    12,500,000   NYS Medcare (St. Luke's Hospital) RITES (a)                 7.287(f)        02/15/2029            12,748,750
     8,400,000   NYS Medcare (St. Luke's Hospital) RITES (a)                 7.287(f)        02/15/2029             8,567,160
     5,750,000   NYS Medcare (St. Luke's Hospital) RITES (a)                 7.336(f)        02/15/2029             5,864,425
    10,000,000   NYS Medcare (St. Luke's Hospital) RITES (a)                 7.336(f)        02/15/2029            10,199,000
     5,255,000   NYS Medcare (Wyckoff Heights Medical Center)                7.400           08/15/2021(p)          5,707,876
     5,925,000   NYS Medcare RITES (a)                                       6.535(f)        02/15/2019             5,605,998
    10,000,000   NYS Medcare RITES (a)                                       6.785(f)        02/15/2025             9,643,800


21   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $     10,000   NYS Power Authority                                         6.750%          01/01/2018        $       10,594
     1,000,000   NYS Thruway Authority                                       0.000           01/01/2003               850,700
     2,000,000   NYS Thruway Authority                                       0.000           01/01/2004             1,617,500
       260,000   NYS Thruway Authority                                       0.000           01/01/2005               199,519
    25,000,000   NYS Thruway Authority Convertible INFLOS                    5.094(f)        01/01/2024            21,656,250
     7,140,000   NYS Thruway Authority RITES (a)                             8.134(f)        01/01/2025             5,213,057
        15,000   NYS UDC (Correctional Facilities)                           0.000           01/01/2003                12,817
       900,000   NYS UDC (Correctional Facilities)                           0.000           01/01/2008               585,054
     3,500,000   NYS UDC (Correctional Facilities)                           5.000           01/01/2019             3,258,605
    12,845,000   NYS UDC (Correctional Facilities)                           5.000           01/01/2020            11,934,418
    13,270,000   NYS UDC (Correctional Facilities)                           5.000           01/01/2028            12,169,121
     6,635,000   NYS UDC (Correctional Facilities)                           5.250           01/01/2021             6,342,795
    10,275,000   NYS UDC (Correctional Facilities)                           5.375           01/01/2023             9,981,443
     5,590,000   NYS UDC (Correctional Facilities)                           5.375           01/01/2025             5,423,977
       500,000   NYS UDC (Correctional Facilities)                           5.500           01/01/2018               502,940
     1,000,000   NYS UDC (Correctional Facilities)                           5.500           01/01/2025             1,003,350
     2,000,000   NYS UDC (Correctional Facilities)                           7.500           01/01/2018(p)          2,139,860
     3,200,000   NYS UDC (Correctional Facilities) RITES (a)                 8.144(f)        01/01/2028             2,327,680
   102,445,000   NYS UDC (South Mall)                                        0.000           01/01/2011            50,974,583
        95,000   NYS UDC (South Mall)                                        0.000           01/01/2011                48,707
     1,265,000   Oneida County IDA (Mobile Climate Control)                  8.000           11/01/2008             1,312,298
     2,825,000   Oneida County IDA (Mobile Climate Control)                  8.750           11/01/2018             2,933,028
       450,000   Oneida County IDA (Mohawk Valley Handicapped Services)      5.300           03/15/2019               436,842
       740,000   Oneida County IDA (Mohawk Valley Handicapped Services)      5.350           03/15/2029               698,508
     1,190,000   Oneida County IDA (Presbyterian Home)                       5.250           03/01/2019             1,123,693


        10,000   Oneida Healthcare Corp.                                     7.100           08/01/2011                10,581
       130,000   Oneida Healthcare Corp.                                     7.200           08/01/2031               137,764
       555,000   Onondaga County IDA (Coltec)                                7.250           06/01/2008               568,598
       770,000   Onondaga County IDA (Coltec)                                9.875           10/01/2010               806,960
     1,825,000   Onondaga County IDA (Community General Hospital)            5.500           11/01/2018             1,741,306
     7,000,000   Onondaga County IDA (Community General Hospital)            6.625           01/01/2018             7,368,130
     1,550,000   Onondaga County IDA (Gear Motion)                           8.900           12/15/2011             1,599,414
     6,765,000   Onondaga County IDA (Iroquois Nursing Home)                 5.250           02/01/2039             6,384,198
     5,000,000   Onondaga County IDA (Solvay Paperboard)                     6.800           11/01/2014             5,108,350
    30,400,000   Onondaga County IDA (Solvay Paperboard)                     7.000           11/01/2030            31,478,896
       750,000   Onondaga County IDA (Syracuse Home)                         5.200           12/01/2018               707,520
    27,850,000   Onondaga County Res Rec                                     6.875           05/01/2006            29,118,011
    67,435,000   Onondaga County Res Rec                                     7.000           05/01/2015            71,158,086
     1,083,000   Ontario County IDA (Ontario Design)                         6.500           11/01/2005             1,072,517
     3,250,000   Orange County IDA (Glen Arden)                              5.625           01/01/2018             3,150,875
     4,590,000   Orange County IDA (Glen Arden)                              5.700           01/01/2028             4,402,453
    22,450,000   Orange County IDA (Glen Arden)                              8.875           01/01/2025(p)         27,185,154
     7,600,000   Orange County IDA (Kingston Manufacturing) (a)              8.000           11/01/2017             7,847,000
       495,000   Orange County IDA (Mental Retardation Project)              7.800           07/01/2011               519,349
     2,770,000   Oswego County IDA (Bishop's Common)                         5.375           02/01/2049             2,609,091
     4,750,000   Oswego County IDA (SLRHF)                                   5.400           02/01/2038             4,589,355
     3,260,000   Oswego IDA (Seneca Hill Manor)                              5.650           08/01/2037             3,285,982
     2,970,000   Otsego County IDA (Bassett Healthcare Project)              5.350           11/01/2020             2,952,952
     1,280,000   Otsego County IDA (Bassett Healthcare Project)              5.375           11/01/2020             1,276,672
     3,000,000   Otsego County IDA (Hartwick College)                        5.500           07/01/2019             2,958,840
    10,900,000   Peekskill IDA (Drum Hill)                                   6.375           10/01/2028            10,541,608


22   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  1,403,659   Peekskill IDA (Karta)                                       9.000%          07/01/2010        $    1,430,778
     1,085,000   Pilgrim Village HDC (Multifamily Hsg.)                      6.800           02/01/2021             1,109,022
       465,000   Port Authority NY/NJ (KIAC)                                 6.750           10/01/2019               507,269
     7,340,000   Port Authority NY/NJ (US Airways)                           9.000           12/01/2006             7,888,078
       520,000   Port Authority NY/NJ (US Airways)                           9.000           12/01/2010               558,828
    22,400,000   Port Authority NY/NJ (US Airways)                           9.125           12/01/2015            24,110,464
        45,000   Port Authority NY/NJ, 67th Series                           6.875           01/01/2025                46,155
       220,000   Port Authority NY/NJ, 68th Series                           7.250           02/15/2025               226,378
        70,000   Port Authority NY/NJ, 69th Series                           7.125           06/01/2025                72,735
        85,000   Port Authority NY/NJ, 70th Series                           7.250           08/01/2025                88,031
        15,000   Port Authority NY/NJ, 70th Series                           7.250           08/01/2025                15,618
        65,000   Port Authority NY/NJ, 71st Series                           6.500           01/15/2026                67,967
        70,000   Port Authority NY/NJ, 73rd Series                           6.750           04/15/2026                73,021
        15,000   Port Authority NY/NJ, 73rd Series                           6.750           04/15/2026                15,721
        15,000   Port Authority NY/NJ, 74th Series                           6.750           08/01/2026                15,921
        85,000   Port Authority NY/NJ, 76th Series                           6.500           11/01/2026                89,191
     4,255,000   Port Jervis IDA (Franciscan Health Partnership)             5.500           11/01/2016             4,071,439
        60,000   Portchester CDC (Southport)                                 7.300           08/01/2011                61,514
        25,000   Portchester CDC (Southport)                                 7.375           08/01/2022                25,659
     1,990,000   Putnam County IDA (Brewster Plastics)                       8.500           12/01/2016             2,098,435
        20,000   Rensselaer Hsg. Authority (Renwyck)                         7.650           01/01/2011                21,668
        30,000   Rensselaer IDA (Millbrook Millwork)                         8.500           12/15/2002                30,350
    15,000,000   Rensselaer Municipal Leasing Corp.                          6.900           06/01/2024            16,224,450
        45,000   Riverhead HDC (a)                                           8.250           08/01/2010                46,946
    20,990,000   Rochester Hsg. Authority (Crossroads Apartments)            7.700           01/01/2017            23,202,346


     6,790,000   Rochester Museum & Science Center                           6.125           12/01/2015             6,752,791
     2,000,000   Rockland County IDA (Dominican College)                     6.250           05/01/2028             1,947,700
     2,090,000   Rockland County IDA (Dominican College)                     8.000           03/01/2013             2,373,864
     1,395,000   Saratoga County IDA (ARC)                                   8.400           03/01/2013             1,527,051
       490,000   Schroon Lake Fire District (a)                              7.250           03/01/2009               508,498
       175,000   Scotia Hsg. Authority (Holyrood House)                      7.000           06/01/2009               186,193
        10,000   SONYMA, Series 1                                            0.000           10/01/2014                 2,428
     1,935,000   SONYMA, Series 2                                            0.000           10/01/2014               446,211
        45,000   SONYMA, Series 2                                            0.000           10/01/2014                10,573
        25,000   SONYMA, Series 27                                           6.450           04/01/2004                26,274
     3,445,000   SONYMA, Series 28                                           6.450           10/01/2020             3,527,852
    10,000,000   SONYMA, Series 28                                           6.650           04/01/2022            10,447,400
     8,830,000   SONYMA, Series 28                                           7.050           10/01/2023             9,312,383
       610,000   SONYMA, Series 30                                           5.800           10/01/2025               619,961
        15,000   SONYMA, Series 30-A                                         4.375           10/01/2023                14,537
    16,005,000   SONYMA, Series 30-B                                         6.650           10/01/2025            16,891,677
       100,000   SONYMA, Series 30-C1                                        5.850           10/01/2025               102,618
        15,000   SONYMA, Series 30-C2                                        5.800           10/01/2025                15,370
    11,510,000   SONYMA, Series 36-A                                         6.625           04/01/2025            12,253,891
    13,280,000   SONYMA, Series 38 RITES (a)                                 8.046(f)        04/01/2025            14,477,059
        80,000   SONYMA, Series 40-A                                         6.350           04/01/2021                82,948
     7,560,000   SONYMA, Series 40-A                                         6.700           04/01/2025             8,075,214
        75,000   SONYMA, Series 40-B                                         6.400           10/01/2012                79,920
     5,885,000   SONYMA, Series 40-B                                         6.600           04/01/2025             6,268,584
    13,605,000   SONYMA, Series 42                                           6.650           04/01/2026            14,524,018
       110,000   SONYMA, Series 42                                           6.650           04/01/2026               117,842


23   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $ 11,990,000   SONYMA, Series 44                                           7.500%          04/01/2026        $   12,917,427
       100,000   SONYMA, Series 46                                           6.500           04/01/2013               107,192
        65,000   SONYMA, Series 46                                           6.600           10/01/2019                69,659
    23,900,000   SONYMA, Series 46                                           6.650           10/01/2025            25,622,234
       535,000   SONYMA, Series 48                                           6.100           04/01/2025               561,894
     7,165,000   SONYMA, Series 50                                           6.625           04/01/2025             7,697,145
       180,000   SONYMA, Series 52                                           6.100           04/01/2026               187,882
       915,000   SONYMA, Series 52                                           6.100           04/01/2026               967,182
        30,000   SONYMA, Series 53                                           5.900           10/01/2017                31,116
        25,000   SONYMA, Series 54                                           6.200           10/01/2026                26,289
        45,000   SONYMA, Series 54                                           6.200           10/01/2026                47,932
     6,125,000   SONYMA, Series 58                                           6.400           04/01/2027             6,542,848
       835,000   SONYMA, Series 6                                            9.375           04/01/2010               851,976
       540,000   SONYMA, Series 60                                           6.000           10/01/2022               561,800
       335,000   SONYMA, Series 60                                           6.050           04/01/2026               349,753
     9,750,000   SONYMA, Series 63                                           6.125           04/01/2027            10,241,790
    10,205,000   SONYMA, Series 65                                           5.850           10/01/2028            10,516,559
     3,000,000   SONYMA, Series 67                                           5.700           10/01/2017             3,045,990
    11,665,000   SONYMA, Series 67                                           5.800           10/01/2028            12,211,389
       200,000   SONYMA, Series 69                                           5.400           10/01/2019               197,078
     4,725,000   SONYMA, Series 69 RITES (a)                                 6.985(f)        10/01/2028             4,549,041
     1,255,000   SONYMA, Series 7 (a)                                        0.000           10/01/2014             1,263,358
       940,000   SONYMA, Series 71                                           5.350           10/01/2018               923,296
    10,150,000   SONYMA, Series 71 RITES (a)                                 6.785(f)        04/01/2029             9,649,808
     5,500,000   SONYMA, Series 73 RITES (a)                                 9.196(f)        10/01/2028             4,986,960


    10,830,000   SONYMA, Series 79                                           5.300           04/01/2029            10,361,061
       450,000   SONYMA, Series 8-A (a)                                      6.875           04/01/2017               455,513
       475,000   SONYMA, Series 8-E (a)                                      8.100           10/01/2017               476,188
        95,000   SONYMA, Series EE-2                                         7.450           10/01/2010                97,240
       190,000   SONYMA, Series EE-2                                         7.500           04/01/2016               194,499
       250,000   SONYMA, Series EE-3                                         7.700           10/01/2010               259,088
        15,000   SONYMA, Series EE-3                                         7.750           04/01/2016                15,546
        90,000   SONYMA, Series EE-4                                         7.750           10/01/2010                93,578
       360,000   SONYMA, Series HH-2                                         7.700           10/01/2009               368,089
        10,000   SONYMA, Series HH-2                                         7.850           04/01/2022                10,245
       100,000   SONYMA, Series II                                           0.000           04/01/2005                66,137
        90,000   SONYMA, Series II                                           0.000           04/01/2006                55,082
       100,000   SONYMA, Series II                                           0.000           10/01/2007                54,269
       170,000   SONYMA, Series II                                           0.000           04/01/2008                88,723
       120,000   SONYMA, Series II                                           0.000           10/01/2008                60,234
       455,000   SONYMA, Series JJ                                           7.500           10/01/2017               466,935
        20,000   SONYMA, Series KK                                           7.650           04/01/2019                20,451
       285,000   SONYMA, Series KK                                           7.800           10/01/2020               291,951
        70,000   SONYMA, Series MM-1                                         7.500           04/01/2013                70,643
        25,000   SONYMA, Series MM-1                                         7.750           10/01/2005                25,842
       100,000   SONYMA, Series MM-2                                         7.700           04/01/2005               103,069
        50,000   SONYMA, Series NN                                           7.550           10/01/2017                51,485
        15,000   SONYMA, Series QQ                                           7.700           10/01/2012                15,463
       105,000   SONYMA, Series RR                                           7.700           10/01/2010               109,240
        75,000   SONYMA, Series RR                                           7.750           10/01/2017                77,982
         5,000   SONYMA, Series TT                                           6.950           10/01/2002                 5,199


24   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  2,020,000   SONYMA, Series UU                                           7.750%          10/01/2023        $    2,103,547
   115,222,000   SONYMA, Series VV                                           0.000           10/01/2023            19,025,457
       195,000   SONYMA, Series VV                                           7.375           10/01/2011               205,353
     2,370,000   St. Lawrence County IDA (Clarkson University)               5.500           07/01/2029             2,325,942
     2,805,000   St. Lawrence County IDA (Hepburn Medical Center)            5.375           12/01/2019             2,736,979
     3,595,000   St. Lawrence County IDA (Hepburn Medical Center)            5.500           12/01/2024             3,520,152
       725,000   Suffolk County GO                                           6.375           11/01/2016               785,117
     1,310,000   Suffolk County IDA (ACLDD)                                  6.500           03/01/2018             1,293,180
       490,000   Suffolk County IDA (ALIA - ACLDD)                           6.375           06/01/2014               489,049
     2,085,000   Suffolk County IDA (ALIA - DDI)                             6.375           06/01/2014             2,080,350
     1,080,000   Suffolk County IDA (ALIA - FREE)                            6.375           06/01/2014             1,077,592
       870,000   Suffolk County IDA (ALIA - IGHL)                            6.375           06/01/2014               868,060
       515,000   Suffolk County IDA (ALIA - LIHIA)                           6.375           06/01/2014               513,852
       845,000   Suffolk County IDA (ALIA - MCH)                             6.375           06/01/2014               843,116
       365,000   Suffolk County IDA (ALIA - UCPAGS)                          6.375           06/01/2014               364,186
       425,000   Suffolk County IDA (Community Program Ctr. of L.I.)         7.250           11/01/2007               446,050
     1,825,000   Suffolk County IDA (Community Program Ctr. of L.I.)         8.250           11/01/2010             2,001,478
       865,000   Suffolk County IDA (CPCLI)                                  6.000           06/01/2009               864,758
     3,230,000   Suffolk County IDA (CPCLI)                                  6.875           06/01/2024             3,229,354
     1,505,000   Suffolk County IDA (DDI)                                    6.250           03/01/2009             1,500,726
     5,270,000   Suffolk County IDA (DDI)                                    7.250           03/01/2024             5,301,357
       655,000   Suffolk County IDA (DDI)                                    7.375           03/01/2003               672,371
     9,675,000   Suffolk County IDA (DDI)                                    8.750           03/01/2023            10,720,577
     2,000,000   Suffolk County IDA (Dowling College)                        6.625           06/01/2024             2,070,380
     2,870,000   Suffolk County IDA (Dowling College)                        6.700           12/01/2020             3,015,940


       935,000   Suffolk County IDA (Dowling College)                        8.250           12/01/2020(p)          1,011,296
       445,000   Suffolk County IDA (Fil-Coil) (a)                           9.000           12/01/2015               447,225
     1,060,000   Suffolk County IDA (Fil-Coil)                               9.250           12/01/2025             1,067,314
     3,860,000   Suffolk County IDA (Huntington First Aid Squad)             6.650           11/01/2017             3,833,520
     8,545,000   Suffolk County IDA (Huntington Res Rec) (w)                 5.550           10/01/2004             8,868,856
     9,180,000   Suffolk County IDA (Huntington Res Rec) (w)                 5.650           10/01/2005             9,583,828
     9,875,000   Suffolk County IDA (Huntington Res Rec) (w)                 5.750           10/01/2006            10,365,985
    10,615,000   Suffolk County IDA (Huntington Res Rec) (w)                 5.800           10/01/2007            11,152,544
    11,410,000   Suffolk County IDA (Huntington Res Rec) (w)                 5.850           10/01/2008            12,010,737
    12,265,000   Suffolk County IDA (Huntington Res Rec) (w)                 5.950           10/01/2009            13,002,740
    13,190,000   Suffolk County IDA (Huntington Res Rec) (w)                 6.000           10/01/2010            14,061,727
    14,170,000   Suffolk County IDA (Huntington Res Rec) (w)                 6.150           10/01/2011            15,325,138
    17,155,000   Suffolk County IDA (Huntington Res Rec) (w)                 6.250           10/01/2012            18,733,775
       195,000   Suffolk County IDA (Microwave Power)                        7.750           06/30/2002               201,211
     4,320,000   Suffolk County IDA (Microwave Power)                        8.500           06/30/2022             4,571,424
       500,000   Suffolk County IDA (Nissequogue Cogeneration Partners)      5.500           01/01/2023               491,265
       715,000   Suffolk County IDA (OBPWC)                                  7.500           11/01/2022               766,659
     1,670,000   Suffolk County IDA (Rimland Facilities) (a)                 6.375(v)        12/01/2009             1,670,000
     1,315,000   Suffolk County IDA (Wireless Boulevard Realty)              7.875           12/01/2012             1,361,393
     4,005,000   Suffolk County IDA (Wireless Boulevard Realty)              8.625           12/01/2026             4,221,390
     2,960,000   Sunnybrook EHC (a)                                         11.250           12/01/2014             3,107,260
     9,590,000   Syracuse Hsg. Authority (LRRHCF)                            5.800           08/01/2037             9,783,334
       625,000   Syracuse Hsg. Authority (LRRHCF)                            7.500           08/01/2010               628,331
     1,990,000   Syracuse Hsg. Authority (Seneca Heights)                    7.500           12/01/2007             2,014,795
     4,720,000   Syracuse Hsg. Authority (Seneca Heights)                    8.500           12/01/2017             4,785,514
       510,000   Syracuse IDA (Anoplate Corp.)                               7.250           11/01/2007               523,413


25   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  2,195,000   Syracuse IDA (Anoplate Corp.)                               8.000%          11/01/2022        $    2,247,241
    41,905,000   Syracuse IDA (James Square)                                 0.000           08/01/2025             7,739,434
       635,000   Syracuse IDA (Piscitell Stone & Supply)                     8.400           12/01/2011               665,785
     1,150,000   Syracuse IDA (Rockwest Center I) (a)                        8.000           06/01/2013             1,171,850
       980,000   Syracuse IDA (Rockwest Center II) (a)                       7.625           12/01/2010               948,150
     1,470,000   Syracuse IDA (Rockwest Center II) (a)                       8.625           12/01/2015             1,429,575
     3,770,000   Syracuse IDA (St. Joseph's Hospital)                        7.500           06/01/2018(p)          4,071,525
        25,000   34th Street BID (34th Street Partnership)                   5.500           01/01/2023                25,006
     3,750,000   Tompkins County IDA (Ithacare Center)                       6.200           02/01/2037             3,982,088
        50,000   Tompkins County IDA (Kendall at Ithaca)                     7.250           06/01/2003                50,627
     2,790,000   Tompkins County IDA (Kendall at Ithaca)                     7.875           06/01/2015             2,936,336
     5,735,000   Tompkins County IDA (Kendall at Ithaca)                     7.875           06/01/2024             6,008,158
       230,000   Tompkins Healthcare Corp.                                  10.800           02/01/2007               272,720
        60,000   Tompkins Healthcare Corp.                                  10.800           02/01/2028                75,265
       480,000   Tonawanda SCHC (Westchester Park Apartments)                7.875           02/01/2011               496,435
        70,000   Tupper Lake HDC                                             8.125           10/01/2010                70,280
     1,000,000   UCP/HCA of Chemung County                                   6.600           08/01/2022             1,093,190
     4,870,000   UFA Devel. Corp. (Loretto-Utica Corp.)                      5.950           07/01/2035             5,034,509
       725,000   Ulster County IDA (Benedictine Hospital)                    6.400           06/01/2014               726,428
     1,945,000   Ulster County IDA (Benedictine Hospital)                    6.450           06/01/2024             1,941,168
       360,000   Ulster County IDA (Brooklyn Bottling)                       7.800           06/30/2002               370,681
     1,915,000   Ulster County IDA (Brooklyn Bottling)                       8.600           06/30/2022             2,018,965
     4,000,000   Ulster County IDA (Kingston Hospital)                       5.650           11/15/2024             3,949,280
     1,465,000   Ulster County IDA (Mid-Hsg. Family Health)                  5.350           07/01/2023             1,416,025
     2,250,000   Ulster County Res Rec                                       6.000           03/01/2014             2,301,210


     2,470,000   Union Hsg. Authority (Methodist Homes)                      7.625           11/01/2016             2,682,840
       110,000   Union Hsg. Authority (Methodist Homes)                      8.150           04/01/2000               112,034
       120,000   Union Hsg. Authority (Methodist Homes)                      8.250           04/01/2001               125,142
       150,000   Union Hsg. Authority (Methodist Homes)                      8.350           04/01/2002               160,002
     2,010,000   Union Hsg. Authority (Methodist Homes)                      8.500           04/01/2012             2,209,653
    20,005,000   United Nations Devel. Corp., Series B                       5.600           07/01/2026            20,030,806
    14,450,000   United Nations Devel. Corp., Series C                       5.600           07/01/2026            14,468,641
       100,000   Utica GO                                                    5.900           12/01/2002                99,762
       580,000   Utica GO                                                    6.000           01/15/2006               567,431
       560,000   Utica GO                                                    6.250           01/15/2007               551,572
     3,000,000   Utica IDA (Utica College)                                   5.750           08/01/2028             3,007,140
        25,000   Utica SCHC (Brook Apartments)                               0.000           07/01/2002                18,846
     3,410,000   Utica SCHC (Brook Apartments)                               0.000           07/01/2026               299,773
        20,000   Valley Health Devel. Corp.                                  7.850           08/01/2035                21,583
       400,000   Valley Health Devel. Corp.                                 11.300           02/01/2007               460,456
       165,000   Valley Health Devel. Corp.                                 11.300           02/01/2023               189,545
       950,000   Vigilant EHL (Thomaston Volunteer Fire Dept.)               7.500           11/01/2012             1,004,597
     8,440,000   Warren & Washington Counties IDA (Res Rec)                  8.000           12/15/2012             8,329,014
     8,550,000   Warren & Washington Counties IDA (Res Rec)                  8.200           12/15/2010             8,559,063
     8,965,000   Warren & Washington Counties IDA (Res Rec)                  8.200           12/15/2010             8,974,503
       100,000   Watervliet EHC                                              8.000           11/15/2003               101,362
        95,000   Watervliet EHC                                              8.000           11/15/2004                96,294
        95,000   Watervliet EHC                                              8.000           11/15/2005                96,294
       100,000   Watervliet EHC                                              8.000           11/15/2006               101,362
       100,000   Watervliet EHC                                              8.000           11/15/2007               101,362
       100,000   Watervliet EHC                                              8.000           11/15/2008               101,362
       100,000   Watervliet EHC                                              8.000           11/15/2009               101,362



26   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $    315,000   Wayne County IDA (ARC)                                      7.250%          03/01/2003        $      323,738
     2,925,000   Wayne County IDA (ARC)                                      8.375           03/01/2018             3,160,287
     1,870,000   Westchester County IDA (Beth Abraham Hospital)              8.375           12/01/2025             2,107,696
     1,346,400   Westchester County IDA (Clearview School)                   9.375           01/01/2021             1,474,227
     2,220,000   Westchester County IDA (JBFS)                               6.750           12/15/2012             2,332,510
     1,560,000   Westchester County IDA (JDAM)                               6.750           04/01/2016             1,634,896
     3,250,000   Westchester County IDA (Lawrence Hospital)                  5.000           01/01/2028             2,929,193
       800,000   Westchester County IDA (Lawrence Hospital)                  5.125           01/01/2018               748,256
        65,000   Westchester County IDA (Westchester Airport)                5.950           08/01/2024                65,413
     1,750,000   Westchester County IDA (Rippowam-Cisqua School)             5.750           06/01/2029             1,712,025
     1,865,000   Yates County IDA (Keuka College)                            8.750           08/01/2015             2,141,169
     1,020,000   Yates County IDA (Keuka College)                            9.000           08/01/2011             1,107,740
     3,825,000   Yates County IDA (SSMH)                                     5.650           02/01/2039             3,836,437
     4,685,000   Yonkers IDA (Hudson Scenic Studio)                          6.625           11/01/2019             4,621,846
     4,520,000   Yonkers IDA (Michael Malotz Skilled Nursing Pavilion)       5.650           02/01/2039             4,544,544
       865,000   Yonkers IDA (St. Joseph's Hospital)                         7.500           12/30/2003               900,439
     3,270,000   Yonkers IDA (St. Joseph's Hospital)                         8.500           12/30/2013             3,608,347
     2,200,000   Yonkers IDA (St. Joseph's Hospital), Series 98-A            6.150           03/01/2015             2,146,848
     2,100,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B            6.150           03/01/2015             2,049,264
     1,000,000   Yonkers IDA (St. Joseph's Hospital), Series 98-C            6.200           03/01/2020               972,100
       300,000   Yonkers IDA (Westchester School)                            7.375           12/30/2003               310,572
     3,375,000   Yonkers IDA (Westchester School)                            8.750           12/30/2023             3,694,579
       800,000   Yonkers Parking Authority                                   6.000           06/15/2018               798,176
     1,215,000   Yonkers Parking Authority                                   6.000           06/15/2024             1,196,423
       760,000   Yonkers Parking Authority                                   7.750           12/01/2004               800,842
                                                                                                               --------------
                                                                                                                4,298,845,788
                                                                                                               --------------


-----------------------------------------------------------------------------------------------------------------------------
    U.S. Possessions--8.7%
       400,000   American Samoa Power Authority                              6.800           09/01/2000               411,584
       400,000   American Samoa Power Authority                              6.850           09/01/2001               417,020
       400,000   American Samoa Power Authority                              6.900           09/01/2002               422,080
       500,000   American Samoa Power Authority                              6.950           09/01/2003               533,995
       500,000   American Samoa Power Authority                              7.000           09/01/2004               539,350
       800,000   American Samoa Power Authority                              7.100           09/01/2001               837,880
       800,000   American Samoa Power Authority                              7.200           09/01/2002               850,824
     5,375,000   Guam Airport Authority, Series B                            6.600           10/01/2010             5,805,699
    60,730,000   Guam Airport Authority, Series B                            6.700           10/01/2023            65,753,586
     2,995,000   Guam EDA (Harmon Village Apartments) (d)                    9.375           11/01/2018             2,795,683
     2,545,000   Guam EDA (Royal Socio Apartments)                           9.500           11/01/2018             2,564,546
    11,000,000   Guam Power Authority, Series A                              5.125           10/01/2029            10,249,030
       945,000   Guam Power Authority, Series A                              5.250           10/01/2023               900,727
    20,550,000   Guam Power Authority, Series A                              5.250           10/01/2034            19,401,872
        10,000   Guam Power Authority, Series A                              6.300           10/01/2022                10,754
       450,000   Guam Power Authority, Series A                              6.625           10/01/2014               500,144
     4,780,000   Guam Power Authority, Series A                              6.750           10/01/2024             5,340,264
       837,866   Puerto Rico Dept. of Corrections Equipment Lease (a)        8.000           04/17/2003               854,742
    17,800,000   Puerto Rico Electric Power Authority LEVRRS                 8.548(f)        07/01/2023            19,691,250
       922,025   Puerto Rico Family Dept. Furniture Lease (a)                8.000           08/18/2003               946,183
     2,891,011   Puerto Rico Family Dept. Furniture Lease (a)               12.725           08/12/2003             3,219,430
     5,000,000   Puerto Rico GO                                              5.375           07/01/2025             4,917,450
        30,000   Puerto Rico GO                                              5.875           07/01/2018                31,867
     1,600,000   Puerto Rico GO RITES (a)                                    8.216(f)        07/01/2022             1,760,000
    40,250,000   Puerto Rico GO YCN                                          8.202(f)        07/01/2020            43,369,375
     1,000,000   Puerto Rico GO YCN (a)                                      8.335(f)        07/01/2015(p)          1,121,880


27   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------
        Face                                                                                                     Market Value
       Amount         Description                                           Coupon           Maturity             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
  $  5,599,899   Puerto Rico Health Dept. Computer Lease (a)                 7.438%          03/26/2003        $    5,659,090
       390,000   Puerto Rico HFA (Affordable Hsg.)                           6.250           04/01/2029               405,947
     8,690,000   Puerto Rico HFC                                             0.000           08/01/2026             1,348,254
        10,000   Puerto Rico HFC                                             7.300           10/01/2006                10,397
       210,000   Puerto Rico HFC                                             7.500           10/01/2015               218,652
     5,240,000   Puerto Rico HFC                                             7.500           04/01/2022             5,458,298
        45,000   Puerto Rico HFC                                             7.650           10/15/2022                46,926
       185,000   Puerto Rico IMEPCF (Instituto Medico)                       9.500           04/01/2003               190,644
       557,951   Puerto Rico Industrial Commission Computer Lease (a)        8.000           03/26/2003               570,042
     1,215,000   Puerto Rico Infrastructure                                  7.500           07/01/2009             1,230,674
       660,000   Puerto Rico Infrastructure                                  7.750           07/01/2008               668,653
       165,000   Puerto Rico Infrastructure                                  7.900           07/01/2007               167,183
     2,500,000   Puerto Rico ITEMECF (Ana G. Mendez University)              5.375           02/01/2029             2,417,275
       500,000   Puerto Rico ITEMECF (Mennonite General Hospital)            5.625           07/01/2017               487,580
       985,000   Puerto Rico ITEMECF (Mennonite General Hospital)            5.625           07/01/2027               954,652
    12,205,000   Puerto Rico ITEMECF (Mennonite General Hospital)            6.500           07/01/2026            12,710,775
         5,000   Puerto Rico ITEMECF (Polytech University)                   5.700           08/01/2013                 5,027
     5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)               6.700           05/01/2024             5,596,920
       172,492   Puerto Rico Medical Services Equipment Lease (a) (d)        7.300           02/27/2003               174,352
       664,849   Puerto Rico Medical Services Ventilator Lease (a)           7.500           04/01/2003               675,068
        15,000   Puerto Rico Port Authority                                  7.300           07/01/2007                15,026
     1,400,000   Puerto Rico Port Authority (American Airlines)              6.250           06/01/2026             1,478,218
        20,000   Puerto Rico Port Authority (American Airlines)              6.300           06/01/2023                20,901
     7,000,000   Puerto Rico Public Buildings Authority                      5.700           07/01/2016             7,231,280
    15,124,296   Puerto Rico Public Buildings Authority Computer Lease (a)   6.528           05/01/2004            15,084,822


       870,873   Puerto Rico Rio Grande Computer Lease (a)                   8.000           09/02/2003               893,578
     2,247,808   Puerto Rico Rio Grande Equipment Lease (a)                  8.800           10/13/2003             2,351,162
       142,663   Puerto Rico Rio Grande Vehicle Lease (a)                    9.000           01/23/2003               150,271
       569,385   Puerto Rico San Sebastian Garage Lease (a)                 10.000           09/16/2005               612,841
       355,013   Puerto Rico State Courts Vehicle Lease (a)                  8.000           03/26/2003               362,902
    16,550,000   Puerto Rico Telephone Authority RIBS                        7.290(f)        01/16/2015            17,894,688
    15,000,000   Puerto Rico Telephone Authority RIBS (a)                    8.338(f)        01/01/2022            16,676,400
     1,205,000   University of V.I.                                          7.250           10/01/2004             1,284,675
     3,570,000   University of V.I.                                          7.700           10/01/2019             3,969,554
     5,175,000   University of V.I.                                          7.750           10/01/2024             5,765,830
       328,000   V.I. GO (Hugo Insurance Claims Program)                     7.750           10/01/2006               353,072
        60,000   V.I. HFA                                                    6.450           03/01/2016                63,368
     1,250,000   V.I. Public Finance Authority                               5.500           10/01/2022             1,221,825
     7,500,000   V.I. Public Finance Authority                               5.625           10/01/2025             7,428,150
     7,750,000   V.I. Public Finance Authority                               5.875           10/01/2018             7,944,913
     6,500,000   V.I. Public Finance Authority                               6.000           10/01/2022             6,703,255
     1,135,000   V.I. Public Finance Authority                               7.125           10/01/2004(p)          1,233,257
    28,750,000   V.I. Public Finance Authority                               7.250           10/01/2018(p)         31,885,188
     1,735,000   V.I. Public Finance Authority                               7.375           10/01/2010(p)          1,998,200
    13,550,000   V.I. Public Finance Authority Computer Lease (a)            6.250           01/01/2005            13,427,373
        75,000   V.I. Water & Power Authority                                5.300           07/01/2018                73,332
     2,515,000   V.I. Water & Power Authority                                5.300           07/01/2021             2,445,008
     2,500,000   V.I. Water & Power Authority                                5.500           07/01/2017             2,358,275
     5,655,000   V.I. Water & Power Authority                                7.400           07/01/2011(p)          6,061,425
     6,850,000   V.I. Water & Power Authority                                7.600           01/01/2012(p)          7,589,732
                                                                                                               --------------
                                                                                                                  396,822,145
                                                                                                               --------------

28   Rochester Fund Municipals

-----------------------------------------------------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $4,604,020,339)--103.1%                                                      $4,695,667,933

Liabilities in Excess of Other Assets--(3.1)%                                                                    (139,313,193)
                                                                                                               --------------
Net Assets--100.0%                                                                                             $4,556,354,740
                                                                                                               ==============

(a) Illiquid security--See Note 5 of Notes to Financial Statements.
(b) Non-income accruing security.
(c) Security will convert to a fixed coupon at a date prior to maturity.
(d) Non-income accruing security--Issuer is in default of interest payment.
(f) Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $926,477,782, or 19.33% of the Fund's total assets as of June 30, 1999.
(p) This issue has been prerefunded to an earlier date.
(v) Represents the current interest rate for a variable rate security that fluctuates as a percentage of prime rate.
(w) When-issued security to be delivered and settled after June 30, 1999.

See accompanying Notes to Financial Statements.











29      Rochester Fund Municipals

-------------------------------------------------------------------------------
Portfolio Abbreviations
-------------------------------------------------------------------------------
To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACLDD         Adults and Children with Learning and               LSSUNY        Lutheran Social Services of Upstate New York
                Developmental Disabilities                        MCH           Maryhaven Center of Hope
ALIA          Alliance of Long Island Agencies                    MTA           Metropolitan Transportation Authority
ARC           Association of Retarded Citizens                    NH&HC         Nursing Home and Health Care
ASMF          Amsterdam Sludge Management Facility                NIMO          Niagara Mohawk Power Corporation
BID           Business Improvement District                       NJ            New Jersey
BOCES         Board of Cooperative Educational Services           NSCFGA        North Shore Child and Family
CAB           Capital Appreciation Bond                                           Guidance Association
CARS          Complimentary Auction Rate Security                 NY            New York
CDC           Community Development Corporation                   NYC           New York City
CF            Community Facilities                                NYS           New York State
Con Ed        Consolidated Edison Company                         NYSEG         New York State Electric and Gas
COP           Certificates of Participation                       OBPWC         Ocean Bay Park Water Corporation
CPCLI         Community Programs Center of Long Island            PRFF          Puerto Rican Family Foundation
DA            Dormitory Authority                                 Res Rec       Resource Recovery Facility
DDI           Developmental Disabilities Institute                RG&E          Rochester Gas and Electric
DIAMONDS      Direct Investment of Accrued Municipals             RIBS          Residual Interest Bonds
EDA           Economic Development Authority                      RIT           Rochester Institute of Technology
EFC           Environmental Facilities Corporation                RITES         Residual Interest Tax Exempt Security
EHC           Elderly Housing Corporation                         SCHC          Senior Citizen Housing Corporation
EHL           Engine Hook and Ladder                              SCSB          Schuyler Community Services Board
ERDA          Energy Research and Development Authority           SLCD          School for Language and Communication
FREE          Family Residences and Essential Enterprises                         Development
GJSR          Gurwin Jewish Senior Residences                     SLRHF         St. Luke Residential Healthcare Facility


GO            General Obligation                                  SONYMA        State of New York Mortgage Agency
GRIA          Greater Rochester International Airport             SSMH          Soldiers and Sailors Memorial Hospital
HDC           Housing Development Corporation                     SWMA          Solid Waste Management Authority
HELP          Homeless Economic Loan Program                      TFA           Transitional Finance Authority
HFA           Housing Finance Agency                              UCPAGS        United Cerebral Palsy Association
HFC           Housing Finance Corporation                                         of Greater Suffolk
IDA           Industrial Development Agency                       UCP/HCA       United Cerebral Palsy and Handicapped
IGHL          Independent Group Home for Living                                   Children's Association
IMEPCF        Industrial, Medical and Environmental               UDC           Urban Development Corporation
                Pollution Control Facilities                      UFA           Utica Free Academy
INFLOS        Inverse Floating Rate Securities                    V.I.          United States Virgin Islands
IRS           Inverse Rate Security                               WWH           Wyandach/Wheatley Heights
ITEMECF       Industrial, Tourist, Educational, Medical           YCN           Yield Curve Note
                and Environmental Community Facilities            YCR           Yield Curve Receipt
IVRC          Inverse Variable Rate Certificate                   YMCA          Young Men's Christian Association
JBFS          Jewish Board of Family Services
JCC           Jewish Community Center
JDAM          Julia Dyckman Angus Memorial
JFK           John Fitzgerald Kennedy
L.I.          Long Island
LEVRRS        Leveraged Reverse Rate Security
LGAC          Local Government Assistance Corporation
LGSC          Local Government Services Corporation
LIHIA         Long Island Head Injury Association
LILCO         Long Island Lighting Corporation
LRRHCF        Loretto Rest Residential Health Care Facility


30      Rochester Fund Municipals

-------------------------------------------------------------------------------
Industry Concentrations  June 30, 1999 (Unaudited)
-------------------------------------------------------------------------------
Distribution of investments by industry, as a percentage of total investments at value, is as follows:

  Industry                                      Market Value              Percent
---------------------------------------------------------------------------------
  Hospital/Healthcare                        $  824,863,337                 17.6%
  Electric Utilities                            577,292,492                 12.3
  General Obligation                            501,435,074                 10.7
  Multifamily Housing                           402,564,350                  8.6
  Resource Recovery                             319,351,265                  6.8
  Municipal Leases                              310,936,559                  6.6
  Single Family Housing                         247,593,663                  5.3
  Marine/Aviation Facilities                    178,117,663                  3.8
  Nonprofit Organization                        162,442,034                  3.5
  Higher Education                              157,109,208                  3.3
  Adult Living Facilities                       133,048,621                  2.8
  Manufacturing, Non-Durable Goods              131,584,484                  2.8
  Water Utilities                               123,840,245                  2.6
  Corporate Backed                              122,719,536                  2.6
  Manufacturing, Durable Goods                  116,230,440                  2.5
  Highways/Railways                             107,902,148                  2.3
  Education                                      95,959,379                  2.0
  Sales Tax Revenue                              69,149,640                  1.5
  Other                                         113,527,795                  2.4
                                             --------------                -----
                                             $4,695,667,933                100.0%
                                             ==============                ======



-------------------------------------------------------------------------------
Summary of Ratings  June 30, 1999 (Unaudited)
-------------------------------------------------------------------------------
Distribution of investments by rating category, as a percentage of total investments at value, is as follows:


      Rating                   Percent
      ---------------------------------
      AAA                         26.3%
      AA                          10.1
      A                           27.3
      BBB                         19.4
      BB                           1.5
      B                            0.7
      CCC                          0.0
      CC                           0.0
      C                            0.0
      Not Rated                   14.7
                                 ------
                                 100.0%
                                 ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

31   Rochester Fund Municipals

-------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

Assets
    Investments, at value (cost $4,604,020,339)--see accompanying statement                      $4,695,667,933
    -----------------------------------------------------------------------------------------------------------
    Cash                                                                                                707,281
    -----------------------------------------------------------------------------------------------------------
    Receivables and other assets:
     Interest                                                                                        74,399,849
     Shares of beneficial interest sold                                                              19,290,459
     Investments sold                                                                                 3,508,729
     Other                                                                                               28,741
                                                                                                 --------------
    Total assets                                                                                  4,793,602,992
                                                                                                 --------------
Liabilities
    Payables and other liabilities:
     Investments purchased                                                                          180,522,235
     Note payable to bank (interest rate 6.625% at 6/30/99)--Note 6                                  44,300,000
     Shares of beneficial interest redeemed                                                           6,440,344
     Dividends                                                                                        4,805,813
     Trustees' compensation--Note 1                                                                     839,832
     Other                                                                                              340,028
                                                                                                 --------------
    Total liabilities                                                                               237,248,252
                                                                                                 --------------
Net Assets                                                                                       $4,556,354,740
                                                                                                 ==============

===============================================================================================================
Composition of Net Assets
    Paid-in capital                                                                              $4,547,102,007
    -----------------------------------------------------------------------------------------------------------
    Excess of distributions over net investment income                                              (2,870,379)
    -----------------------------------------------------------------------------------------------------------
    Accumulated net realized loss on investment transactions                                       (79,524,482)
    -----------------------------------------------------------------------------------------------------------
    Net unrealized appreciation on investments--Note 3                                               91,647,594
                                                                                                 --------------
    Net assets                                                                                   $4,556,354,740
                                                                                                 ==============


===============================================================================================================
Net Asset Value Per Share
    Class A Shares:
     Net asset value and redemption price per share (based on net assets of
     $3,653,965,519 and 201,684,018 shares of beneficial interest outstanding)                           $18.12
    Maximum offering price per share (net asset value plus sales charge
     of 4.75% of offering price)                                                                         $19.02
    -----------------------------------------------------------------------------------------------------------
    Class B Shares:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
      $666,938,785 and 36,831,895 shares of beneficial interest outstanding)                             $18.11
    -----------------------------------------------------------------------------------------------------------
    Class C Shares:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
      $235,450,436 and 13,005,940 shares of beneficial interest outstanding)                             $18.10


See accompanying Notes to Financial Statements.


32      Rochester Fund Municipals

-------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

Investment Income
    Interest                                 $ 137,733,949
                                             -------------
Expenses
    Management fees--Note 4                     10,135,446
    Distribution and service plan
     fees--Note 4:
      Class A                                    2,661,677
      Class B                                    2,886,604
      Class C                                    1,030,622
    Accounting service fees--Note 4                651,325
    Transfer and shareholder servicing
     agent fees--Note 4:
      Class A                                      469,387
      Class B                                      114,085
      Class C                                       25,722
    Trustees' compensation--Note 1                 252,350
    Shareholder reports                            221,530
    Registration and filing fees                   204,178
    Custodian fees and expenses                    185,446

Expenses (continued)
    Legal, auditing and other
     professional fees                       $      53,312
    Other                                          152,654
    Interest                                       556,757
                                             -------------
    Total expenses                              19,601,095
    Less expenses paid indirectly--Note 1         (130,447)
                                             -------------
    Net expenses                                19,470,648
                                             -------------
Net Investment Income                          118,263,301
                                             -------------
Realized and Unrealized Loss
    Net realized loss on investments           (10,161,375)
    Net change in unrealized appreciation
 or depreciation on investments               (155,002,612)
                                             -------------
    Net realized and unrealized loss          (165,163,987)
Net Decrease in Net Assets
 Resulting from Operations                   $ (46,900,686)
                                             =============


See accompanying Notes to Financial Statements.


-------------------------------------------------------------------------------
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                      Six Months Ended
                                                                                      June 30, 1999            Year Ended
                                                                                      (Unaudited)              December 31, 1998
================================================================================================================================
 Operations
    Net investment income                                                            $  118,263,301               $  193,865,904
    Net realized loss                                                                   (10,161,375)                  (4,390,468)
    Net change in unrealized appreciation or depreciation                              (155,002,612)                  30,719,166
                                                                                     --------------               --------------
    Net increase (decrease) in net assets resulting from operations                     (46,900,686)                 220,194,602
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders
    Dividends from net investment income:
     Class A                                                                           (102,302,684)                (175,270,973)
     Class B                                                                            (13,780,093)                 (14,972,126)
     Class C                                                                             (5,024,532)                  (5,050,170)
--------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
    Net increase in net assets resulting from beneficial interest transactions--Note 2:
     Class A                                                                            355,193,296                  565,102,760
     Class B                                                                            196,517,524                  320,057,221
     Class C                                                                             69,974,903                  123,988,335
--------------------------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                                         453,677,728                1,034,049,649
 Beginning of period                                                                  4,102,677,012                3,068,627,363
                                                                                     --------------               --------------
 End of period (including excess of distributions over net investment
  income of $2,870,379 and $26,371, respectively)                                    $4,556,354,740               $4,102,677,012
                                                                                     ==============               ==============


See accompanying Notes to Financial Statements.

33      Rochester Fund Municipals

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

                                                   Class A
                                                   -----------------------------------------------------------------------------
                                                   Six Months
                                                   Ended
                                                   June 30, 1999   Year Ended December 31,
                                                   (Unaudited)     1998          1997          1996 (a)     1995          1994
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period              $18.81          $18.67        $18.00        $18.18       $16.31        $19.00
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income                               .50            1.04          1.10 (b)      1.10 (b)     1.10 (b)      1.13 (b)
  Net realized and unrealized gain (loss)            (.68)            .15           .67          (.18)        1.86         (2.68)
                                                   ------          ------        ------        ------       ------        ------
 Total income (loss) from investment operations      (.18)           1.19          1.77           .92         2.96         (1.55)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income               (.51)          (1.04)        (1.10)        (1.10)       (1.09)        (1.13)
  Undistributed net investment income - prior year     --            (.01)           --            --           --          (.01)
                                                   ------          ------        ------        ------       ------        ------
 Total dividends and distributions to shareholders   (.51)          (1.05)        (1.10)        (1.10)       (1.09)        (1.14)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $18.12          $18.81        $18.67        $18.00       $18.18        $16.31
                                                   ======          ======        ======        ======       ======        ======

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value (c)               (0.88)%          6.52%        10.20%        5.37%        18.58%        (8.35)%
------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in millions)           $3,654          $3,435        $2,848        $2,308       $2,145        $1,791
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $3,580          $3,161        $2,539        $2,191       $2,005        $1,847
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: (d)
  Net investment income                              5.57%           5.50%         5.96%         6.20%        6.25%         6.43%
  Expenses                                           0.74%(e)        0.78%         0.76%(e)      0.82%(e)     0.82%(e)      0.84%
  Expenses (excluding interest) (f)                  0.72%(e)        0.75%         0.75%(e)      0.77%(e)     0.78%(e)      0.73%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (g)                            8%             25%            5%           13%          15%           34%
------------------------------------------------------------------------------------------------------------------------------------

(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b)  Based on average shares outstanding for the period.
(c) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(d)  Annualized for periods of less than one full year.
(e) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(f) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(g) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $1,018,697,536 and $367,047,614, respectively.
(h)  For the period from March 17, 1997 (inception of offering) to December
     31, 1997.


See accompanying Notes to Financial Statements.


34      Rochester Fund Municipals

-------------------------------------------------------------------------------
Financial Highlights (Continued)
-------------------------------------------------------------------------------

                                                                   Class B
                                                                   Six Months
                                                                   Ended
                                                                   June 30, 1999             Year Ended December 31,
                                                                   (Unaudited)               1998                      1997 (h)
================================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                              $18.79                    $18.65                    $17.89
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income                                               .43                       .89                       .74(b)
  Net realized and unrealized gain (loss)                            (.67)                      .14                       .76
                                                                   ------                    ------                    ------
 Total income (loss) from investment operations                      (.24)                     1.03                      1.50
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                               (.44)                     (.89)                     (.74)
                                                                   ------                    ------                    ------
 Total dividends and distributions to shareholders                   (.44)                     (.89)                     (.74)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $18.11                    $18.79                    $18.65
                                                                   ======                    ======                    ======

--------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value (c)                               (1.25)%                    5.61%                     8.74%
--------------------------------------------------------------------------------------------------------------------------------

 Ratios/Supplemental Data
 Net assets, end of period (in millions)                             $667                      $494                      $172
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                                    $583                      $329                       $76
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: (d)
  Net investment income                                              4.69%                     4.57%                     4.91%
  Expenses                                                           1.60%(e)                  1.64%                     1.59%(e)
  Expenses (excluding interest) (f)                                  1.57%(e)                  1.61%                     1.58%(e)
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (g)                                            8%                       25%                        5%
--------------------------------------------------------------------------------------------------------------------------------


(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b)  Based on average shares outstanding for the period.
(c) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(d)  Annualized for periods of less than one full year.
(e) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(f) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(g) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $1,018,697,536 and $367,047,614, respectively.
(h)  For the period from March 17, 1997 (inception of offering) to December
     31, 1997.


See accompanying Notes to Financial Statements.


35      Rochester Fund Municipals

-------------------------------------------------------------------------------
Financial Highlights (Continued)
-------------------------------------------------------------------------------

                                                                   Class C
                                                                   Six Months
                                                                   Ended
                                                                   June 30, 1999             Year Ended December 31,
                                                                   (Unaudited)               1998                       1997 (h)
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                              $18.79                    $18.66                    $17.89
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income                                               .43                       .89                       .74(b)
  Net realized and unrealized gain (loss)                            (.68)                      .13                       .77
                                                                   ------                    ------                    ------
 Total income (loss) from investment operations                      (.25)                     1.02                      1.51
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                               (.44)                     (.89)                     (.74)
                                                                   ------                    ------                    ------
 Total dividends and distributions to shareholders                   (.44)                     (.89)                     (.74)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $18.10                    $18.79                    $18.66
                                                                   ======                    ======                    ======

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value (c)                               (1.30)%                    5.56%                     8.80%
------------------------------------------------------------------------------------------------------------------------------------

 Ratios/Supplemental Data
 Net assets, end of period (in millions)                             $235                      $174                       $49
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                                    $208                      $111                       $21
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: (d)
  Net investment income                                              4.70%                     4.57%                     4.92%
  Expenses                                                           1.58%(e)                  1.63%                     1.58%(e)
  Expenses (excluding interest) (f)                                  1.55%(e)                  1.59%                     1.57%(e)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (g)                                            8%                       25%                        5%
------------------------------------------------------------------------------------------------------------------------------------

(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b) Based on average shares outstanding for the period.
(c) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(d) Annualized for periods of less than one full year.
(e) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(f) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(g) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $1,018,697,536 and $367,047,614, respectively.
(h) For the period from March 17, 1997 (inception of offering) to December
    31, 1997.


See accompanying Notes to Financial Statements.


36      Rochester Fund Municipals

-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------

1. Significant Accounting Policies

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge, on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Portfolio securities are valued as of the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith.



Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $111,525,000.

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 1999, securities with an aggregate market value of $3,826,384, representing 0.08% of the Fund's net assets, were in default.

Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $79,354,000, which expires between 2000 and 2007.


37   Rochester Fund Municipals

-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
-------------------------------------------------------------------------------

Trustees' Compensation. In June, 1998, the Fund adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 1999, a provision of $160,789 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $319,865 as of June 30, 1999.

In January, 1995, the then existing Board of Trustees of the Fund adopted a nonfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October, 1995, provides that no independent trustee of the Fund who is elected after September, 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. The retirement plan expense, which is included in trustees' compensation, amounted to $32,399 for the six months ended June 30, 1999. Payments of $33,750 were made to retired trustees during the six months ended June 30, 1999. At June 30, 1999, the Fund had recognized an accumulated liability of $506,830.

Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



38   Rochester Fund Municipals

-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
-------------------------------------------------------------------------------

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          Six Months Ended June 30, 1999                    Year Ended December 31, 1998
                                          ------------------------------                    ----------------------------
                                          Shares               Amount                       Shares                Amount
------------------------------------------------------------------------------------------------------------------------------
  Class A:
  Sold                                    26,650,062           $496,832,861                 44,149,177            $828,290,736
  Dividends reinvested                     2,850,383             53,107,220                  5,034,167              94,396,140
  Redeemed                               (10,457,403)          (194,746,785)               (19,054,473)           (357,584,116)
                                         -----------           ------------                -----------            ------------
  Net increase                            19,043,042           $355,193,296                 30,128,871            $565,102,760
                                         ===========           ============                ===========            ============

------------------------------------------------------------------------------------------------------------------------------
  Class B:
  Sold                                    11,364,429           $211,665,259                 17,637,855            $330,613,878
  Dividends reinvested                       465,338              8,655,426                    514,626               9,646,518
  Redeemed                                (1,280,028)           (23,803,161)                (1,077,120)            (20,203,175)
                                         -----------           ------------                -----------            ------------
  Net increase                            10,549,739           $196,517,524                 17,075,361            $320,057,221
                                         ===========           ============                ===========            ============


------------------------------------------------------------------------------------------------------------------------------
  Class C:
  Sold                                     4,558,157           $ 84,986,173                  7,026,163            $131,632,053
  Dividends reinvested                       180,806              3,362,842                    187,218               3,511,228
  Redeemed                                  (989,386)           (18,374,112)                  (594,948)            (11,154,946)
                                         -----------           ------------                -----------            ------------
  Net increase                             3,749,577           $ 69,974,903                  6,618,433            $123,988,335
                                         ===========           ============                ===========            ============


3. Portfolio Information

As of June 30, 1999, net unrealized appreciation on investments of $91,647,594 was composed of gross appreciation of $170,626,788, and gross depreciation of $78,979,194.

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion. The Fund's annualized management fee for the six months ended June 30, 1999 was 0.46% of average annual net assets for each class of shares.

Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 1999, the Fund paid $651,325 to the Manager for accounting and pricing services.



39   Rochester Fund Municipals

-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
-------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended June 30, 1999, the Fund paid OFS $609,194.


Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                              Aggregate            Class A Front-End     Commissions on        Commissions on       Commissions on
                              Front-End Sales      Sales Charges         Class A Shares        Class B Shares       Class C Shares
                              Charges on           Retained by           Advanced by           Advanced by          Advanced by
   Six Months Ended           Class A Shares       Distributor           Distributor(1)        Distributor(1)       Distributor(1)
------------------------------------------------------------------------------------------------------------------------------------
   June 30, 1999              $9,986,338           $1,375,354            $1,586,721            $8,222,432           $825,065

   1.The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.




                                    Class A                         Class B                             Class C
                                    Contingent Deferred             Contingent Deferred                 Contingent Deferred
                                    Sales Charges                   Sales Charges                       Sales Charges
   Six Months Ended                 Retained by Distributor         Retained by Distributor             Retained by Distributor
------------------------------------------------------------------------------------------------------------------------------------
   June 30, 1999                    $50,093                         $645,374                            $48,737


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. Currently, the Board of Trustees has limited the rate to 0.15% per year on Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended
June 30, 1999, payments under the Class A Plan totaled $2,661,677, all of which was paid by the Distributor to recipients. That included $17,448 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

40   Rochester Fund Municipals

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 1999 were as follows:

                                                                      Distributor's Aggregate    Distributor's
                                Total               Amount            Unreimbursed               Unreimbursed
                                Payments            Retained by       Expenses                   Expenses as % of
Class                           Under Plan          Distributor       Under Plan                 Net Assets of Class
--------------------------------------------------------------------------------------------------------------------
Class B Plan                    $2,886,604          $2,589,890        $27,845,266                4.18%
--------------------------------------------------------------------------------------------------------------------
Class C Plan                    $1,030,622          $  676,045        $ 3,047,515                1.29%
--------------------------------------------------------------------------------------------------------------------


5. Illiquid or Restricted Securities

As of June 30, 1999, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999 was $436,539,009, which represents 9.58% of the Fund's net assets.



6. Bank Borrowings

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.07% per annum. The commitment fee allocated to the Fund for the six months ended June 30, 1999 was $17,175.

The Fund had borrowings outstanding of $44,300,000 at June 30, 1999. For the six months ended June 30, 1999, the average monthly loan balance was $19,966,330 at an average interest rate of 5.462%. The maximum amount of borrowings outstanding at any month-end was $46,000,000.

41   Rochester Fund Municipals

Rochester Fund Municipals
-------------------------------------------------------------------------------

 Officers and Trustees
    Bridget A. Macaskill, Chairman of the Board
        of Trustees and President
    John Cannon, Trustee
    Paul Y. Clinton, Trustee
    Thomas W. Courtney, Trustee
    Robert G. Galli, Trustee
    Lacy B. Herrmann, Trustee
    George Loft, Trustee
    Ronald H. Fielding, Vice President
    Andrew J. Donohue, Secretary
    Brian W. Wixted, Treasurer
    Robert G. Zack, Assistant Secretary
    Robert J. Bishop, Assistant Treasurer
    Adele A. Campbell, Assistant Treasurer
    Scott T. Farrar, Assistant Treasurer

Investment Advisor
    OppenheimerFunds, Inc.

Distributor
    OppenheimerFunds Distributor, Inc.


Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services

Custodian of Portfolio Securities
    Citibank, N.A.

Independent Accountants
    PricewaterhouseCoopers LLP

Legal Counsel
    Kirkpatrick & Lockhart LLP



The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.

This is a copy of a report to shareholders of Rochester Fund Municipals.
This report must be preceded or accompanied by a Prospectus of Rochester Fund Municipals. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.




42   Rochester Fund Municipals

OppenheimerFunds Family
-------------------------------------------------------------------------------
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Stock Funds
    Enterprise Fund
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Taxable Bond Funds
    International Bond Fund
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Municipal Bond Funds
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Rochester Division:
    Rochester Fund Municipals
    Limited Term New York Municipal Fund


Stock & Bond Funds
    Main Street Growth & Income Fund(1)
    Quest Opportunity Value Fund
    Total Return Fund
    Quest Balanced Value Fund
    Capital Income Fund(2)
    Multiple Strategies Fund
    Disciplined Allocation Fund
    Convertible Securities Fund

Money Market Funds(4)
    Money Market Fund
    Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information about the Oppenheimer funds listed, including charges and operating expenses that apply to a continued investment in one of the Funds, contact your financial advisor, call us at 1-800-525-7048 or visit our website at www.oppenheimerfunds.com to obtain a copy of the Fund's prospectus. Read it carefully before you invest or send money.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.

43     Rochester Fund Municipals

[This page intentionally left blank]












44    Rochester Fund Municipals

*****

--------------------------------------------------------------------------------
Rochester Fund Municipals (Class A shares) has received Morningstar's highest (5-star) overall rating at June 30, 1999. For the 3-year, 5-year and 10-year periods ended 6/30/99, the Fund's star ratings are five stars for all periods. 1591, 1191 and 366 municipal funds were rated for these periods, respectively.(1)


1. Source: Morningstar, Inc., 6/30/99. Overall star ratings are based on a weighted average of the Fund's 3-, 5- and 10-year ratings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc. is a nationally recognized mutual fund rating service. Morningstar proprietary star ratings reflect historical risk-adjusted total return as of June 30, 1999. The ratings are subject to change every month. Ratings are based on past performance, which is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns after considering sales charges and expenses, and a risk factor that reflects fund performance below 90-day T-bill returns.

Information and services

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

Internet
    24-hr access to account information and transactions
                                                       www.oppenheimerfunds.com

General Information
    Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET                       1-800-525-7048

Telephone Transactions
    Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET                       1-800-852-8457

PhoneLink
    24-hr automated information and automated transactions       1-800-533-3310

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    Mon-Fri 8:30am-6pm ET                                        1-800-843-4461

OppenheimerFunds Information Hotline
    24 hours a day, timely and insightful messages
    on the economy and issues that affect your investments       1-800-835-3104

Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services,
    P.O. Box 5270, Denver, CO 80217-5270



RS0365.001.0699                                                 August 30, 1999

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